UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Annual Report July 31, 2007

EATON VANCE
MUNICIPALS
TRUST

Arizona
Colorado
Connecticut
Michigan
Minnesota
New Jersey
Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2007

Table of ConTenTs

Management’s Discussion of Fund Performance	2

Lipper Rankings	3

Fund Investment Updates
Arizona	4
Colorado	6
Connecticut	8
Michigan	10
Minnesota	12
New Jersey	14
Pennsylvania	16

Fund Expenses	18

Financial Statements	22

Federal Tax Information	87

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	88

Management and Organization	91

Eaton Vance Municipals Funds as of July 31, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Second quarter economic growth rose 3.4%, following the 0.6% growth rate achieved in the first quarter of 2007. The housing sector continued to struggle, with the subprime sector under continuing pressure, and short-term variable-rate mortgages resetting higher. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Other than housing and the automotive industry, we believe the economy appears to be slowing, but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Federal Reserve (the “Fed”) is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At July 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On July 31, 2007, long-term AAA-rated municipal bonds yielded 91.4% of yields on U.S. Treasury bonds with similar maturities.(1)

For the year ended July 31, 2007, the Lehman Brothers Municipal Bond Index(2) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 4.27%. For more information about the Funds’ performance and that of funds in the same Lipper Classifications,(2) see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Funds had mixed performance during the past fiscal year, with all Funds underperforming their benchmarks after sales charges. As municipal yields rose dramatically in June and July, the bond market downplayed the possibility of a rate cut by the Fed, and the yield curve steepened in the process. Although the Funds had no direct exposure to the subprime mortgage market, a spill-over effect in July resulted in a widening of credit spreads throughout the municipal market. Municipal bonds traded off, as municipal brokers and dealers were faced with large supply and a flight to U.S. Treasury securities took hold. While the Funds have upgraded credit quality over the past year in anticipation of widening credit spreads, it was, paradoxically, the more liquid, higher-quality bonds that were most hard-hit in the early phase of the market selloff.

Management believes that the sharp increase in yields has provided opportunities to effect swaps in the cash market to realize capital losses in the Funds. These bond swaps have allowed the Funds to add additional value by buying attractive bonds in underperforming coupons and sectors, and to increase tax-exempt income while awaiting the municipal market’s anticipated return to normalcy.

(1)	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

(2)

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Municipals Funds as of July 31, 2007

LIPPER RANKINGS

LIPPER QUINTILE RANKINGS BY TOTAL RETURN at 7/31/07

FUND	1-YEAR	3-YEAR	5-YEAR	10-YEAR

ARIZONA MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
ARIZONA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 29	1 of 28	2 of 28	4 of 23

COLORADO MUNICIPALS CLASS A	2ND	1ST	1ST	2ND
COLORADO MUNICIPAL DEBT FUNDS CLASSIFICATION	9 of 23	2 of 23	2 of 23	6 of 19

CONNECTICUT MUNICIPALS CLASS A	1ST	2ND	2ND	2ND
CONNECTICUT MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 23	5 of 22	5 of 22	5 of 17

MICHIGAN MUNICIPALS CLASS A	2ND	1ST	1ST	2ND
MICHIGAN MUNICIPAL DEBT FUNDS CLASSIFICATION	8 of 31	3 of 27	3 of 27	6 of 24

MINNESOTA MUNICIPALS CLASS A	1ST	1ST	1ST	3RD
MINNESOTA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 44	2 of 41	5 of 41	14 of 33

NEW JERSEY MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
NEW JERSEY MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 45	4 of 44	4 of 42	2 of 37

PENNSYLVANIA MUNICIPALS CLASS A	1ST	1ST	1ST	2ND
PENNSYLVANIA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 52	4 of 51	4 of 51	11 of 47

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest directly in a Lipper Classification.

Eaton Vance Arizona Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETAZX	EVAZX	ECAZX

Average Annual Total Returns (at net asset value)
One Year	4.62%	3.92%	3.82%
Five Years	4.82	4.06	N.A.
Ten Years	4.64	3.89	N.A.
Life of Fund†	4.85	5.37	4.12
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.39%	-1.08%	2.82%
Five Years	3.80	3.72	N.A.
Ten Years	4.14	3.89	N.A.
Life of Fund†	4.47	5.37	4.12

†Inception dates: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.04%	1.79%	1.79%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.21%	3.45%	3.45%
Taxable-Equivalent Distribution Rate(3),(4)	6.78	5.56	5.56
SEC 30-day Yield(5)	3.69	3.12	3.10
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.95	5.03	5.00

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Arizona Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.63%
Five Years	3.85
Ten Years	4.25

Portfolio Manager: Craig R. Brandon, CFA

**          Source: Thompson Financial. Class B of the Fund commenced investment operations on 7/25/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/97 and 12/16/05 (commencement of operations), respectively, would have been valued at $15,751 ($15,003 at the maximum offering price) and $10,677, respectively, on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.27% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 37.95% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 29, 28 and 23 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA+

AAA	69.1%
AA	10.1%
A	10.5%
BBB	4.1%
BB	0.1%
CCC	0.6%
Not Rated	5.5%

Fund Statistics(2),(3)

• Number of Issues:	85
• Average Maturity:	19.6 years
• Average Effective Maturity:	10.4 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$99.06

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Colorado Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B
Share Class Symbol	ETCOX	EVCLX

Average Annual Total Returns (at net asset value)
One Year	3.58%	2.77%
Five Years	4.62	3.86
Ten Years	4.73	3.97
Life of Fund†	4.83	4.92
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.39%	-2.20%
Five Years	3.61	3.52
Ten Years	4.23	3.97
Life of Fund†	4.46	4.92

†Inception date: Class A: 12/10/93; Class B: 8/25/92

Total Annual Operating Expenses(2)*	Class A	Class B

Expense Ratio	0.82%	1.57%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B

Distribution Rate(3)	4.24%	3.46%
Taxable-Equivalent Distribution Rate(3),(4)	6.84	5.58
SEC 30-day Yield(5)	3.93	3.37
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.34	5.44

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Colorado Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.47%
Five Years	3.96
Ten Years	4.40

Portfolio Manager: William H. Ahern, CFA

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A on 7/31/97 would have been valued at $15,878 ($15,124 at the maximum offering price) on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.09% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 23, 23 and 19 funds for the 1-year, 5-year and 10-year time periods,

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA.

AAA	64.9%
AA	9.0%
A	10.5%
BBB	7.9%
B	1.0%
CCC	1.1%
Not Rated	5.6%

Fund Statistics(2),(3)

• Number of Issues:	60
• Average Maturity:	20.8 years
• Average Effective Maturity:	12.4 years
• Average Call Protection:	9.2 years
• Average Dollar Price:	$97.63

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Connecticut Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETCTX	EVCTX	ECCTX

Average Annual Total Returns (at net asset value)
One Year	4.17%	3.39%	3.39%
Five Years	4.03	3.29	N.A.
Ten Years	4.67	3.89	N.A.
Life of Fund†	5.43	4.72	2.92
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.82%	-1.61%	2.39%
Five Years	3.02	2.94	N.A.
Ten Years	4.17	3.89	N.A.
Life of Fund†	5.04	4.72	2.92

†Inception date: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	0.94%	1.69%	1.70%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.15%	3.39%	3.39%
Taxable-Equivalent Distribution Rate(3),(4)	6.72	5.49	5.49
SEC 30-day Yield(5)	3.42	2.84	2.82
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.54	4.60	4.57

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Connecticut Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.35%
Five Years	3.49
Ten Years	4.32

Portfolio Manager: William H. Ahern, CFA

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/97 and 2/9/06 (commencement of operations), respectively, would have been valued at $15,794 ($15,044 at the maximum offering price) and $10,432, respectively, on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.17% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 23, 22 and 17 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA+.

AAA	63.1%
AA	15.5%
A	4.9%
BBB	9.8%
BB	2.3%
CCC	0.5%
Not Rated	3.9%

Fund Statistics(2),(3)

• Number of Issues:	84
• Average Maturity:	18.4 years
• Average Effective Maturity:	8.6 years
• Average Call Protection:	7.8 years
• Average Dollar Price:	$105.28

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Michigan Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A and the Lehman Brothers Municipal Bond Index. The chart includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class C
Share Class Symbol	ETMIX	ECMIX

Average Annual Total Returns (at net asset value)
One Year	3.92%	3.16%
Five Years	4.41	N.A.
Ten Years	4.67	N.A.
Life of Fund†	4.60	3.51
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.97%	2.16%
Five Years	3.40	N.A.
Ten Years	4.16	N.A.
Life of Fund†	4.22	3.51

†Inception date: Class A: 12/7/93; Class C: 5/2/06

Total Annual Operating Expenses(2)*	Class A	Class C

Expense Ratio	1.03%	1.78%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class C

Distribution Rate(3)	4.21%	3.44%
Taxable-Equivalent Distribution Rate(3),(4)	6.74	5.51
SEC 30-day Yield(5)	3.75	3.20
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.00	5.12

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Michigan Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.76%
Five Years	3.62
Ten Years	4.26

Portfolio Manager: William H. Ahern, CFA

**   Source: Thomson Financial. Class A of the Fund commenced investment operations on 12/7/93.

A $10,000 hypothetical investment at net asset value in Class C on 5/2/06 (commencement of operations) would have been valued at $10,440 on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.24% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 31, 27 and 24 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1)(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA+.

AAA	64.4%
AA	4.3%
A	21.6%
BBB	7.0%
BB	0.8%
Not Rated	1.9%

Fund Statistics(2),(3)

• Number of Issues:	58
• Average Maturity:	21.9 years
• Average Effective Maturity:	11.7 years
• Average Call Protection:	8.5 years
• Average Dollar Price:	$99.87

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Minnesota Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETMNX	EVMNX	ECMNX

Average Annual Total Returns (at net asset value)
One Year	4.45%	3.68%	3.68%
Five Years	4.69	3.94	N.A.
Ten Years	4.52	3.75	N.A.
Life of Fund†	4.55	4.68	4.03
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.48%	-1.32%	2.68
Five Years	3.69	3.60	N.A.
Ten Years	4.01	3.75	N.A.
Life of Fund†	4.18	4.68	4.03

†Inception date: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	0.99%	1.74%	1.74%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.38%	3.63%	3.63%
Taxable-Equivalent Distribution Rate(3),(4)	7.31	6.06	6.06
SEC 30-day Yield(5)	3.74	3.18	3.17
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.24	5.31	5.29

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Minnesota Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.30%
Five Years	3.85
Ten Years	4.29

Portfolio Manager: Craig R. Brandon, CFA

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 7/29/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/97 and 12/21/05 (commencement of operations), respectively, would have been valued at $15,567 ($14,828 at the maximum offering price) and $10,655, respectively, on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.22% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 44, 41 and 33 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA.

AAA	50.2%
AA	20.1%
A	16.1%
BBB	5.4%
BB	1.5%
Not Rated	6.7%

Fund Statistics(2),(3)

• Number of Issues:	61
• Average Maturity:	21.2 years
• Average Effective Maturity:	10.3 years
• Average Call Protection:	7.0 years
• Average Dollar Price:	$96.90

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance New Jersey Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETNJX	EVNJX	ECNJX

Average Annual Total Returns (at net asset value)
One Year	5.18%	4.28%	4.38%
Five Years	5.18	4.39	N.A.
Ten Years	5.13	4.35	N.A.
Life of Fund†	5.76	5.48	4.90
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.18%	-0.72%	3.38%
Five Years	4.17	4.05	N.A.
Ten Years	4.62	4.35	N.A.
Life of Fund†	5.38	5.48	4.90

†Inception date: Class A: 4/13/94; Class B: 1/8/91; Class C: 12/14/05

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.19%	1.94%	1.94%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.40%	3.63%	3.63%
Taxable-Equivalent Distribution Rate(3),(4)	7.44	6.13	6.13
SEC 30-day Yield(5)	3.91	3.36	3.35
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.61	5.68	5.66

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper New Jersey Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.68%
Five Years	3.98
Ten Years	4.35

Portfolio Manager: Robert B. MacIntosh, CFA

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 1/8/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/97 and 12/14/05 (commencement of operations), respectively, would have been valued at $16,503 ($15,719 at the maximum offering price) and $10,809, respectively, on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.39% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net assest value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 45, 42 and 37 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA-.

AAA	51.5%
AA	12.7%
A	10.4%
BBB	15.7%
BB	0.1%
B	1.2%%
Not Rated	8.4%

Fund Statistics(2),(3)

• Number of Issues:	121
• Average Maturity:	27.1 years
• Average Effective Maturity:	15.3 years
• Average Call Protection:	9.6 years
• Average Dollar Price:	$94.87

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXPNX	ELPNX	EZPNX

Average Annual Total Returns (at net asset value)
One Year	4.81%	4.02%	4.02%
Five Years	5.25	4.50	N.A.
Ten Years	4.78	4.00	N.A.
Life of Fund†	5.50	5.24	4.16
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.21%	-0.98%	3.02%
Five Years	4.24	4.16	N.A.
Ten Years	4.27	4.00	N.A.
Life of Fund†	5.11	5.24	4.16

†Inception date: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/13/06

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.20%	1.95%	1.95%

*From the Fund’s prospectus dated 3/30/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.04%	3.28%	3.28%
Taxable-Equivalent Distribution Rate(3),(4)	6.41	5.21	5.21
SEC 30-day Yield(5)	3.63	3.06	3.06
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.76	4.86	4.86

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	4.27%
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Pennsylvania Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.57%
Five Years	3.98
Ten Years	4.31

Portfolio Manager: Thomas M. Metzold, CFA

Effective October 1, 2007, Adam Weigold, CFA will replace Mr. Metzold as the Fund’s portfolio manager.  Mr. Weigold is a Vice President of Eaton Vance and Boston Management and Research and manages other Eaton Vance municipal funds.  He has been employed by the Eaton Vance organization since 1998.

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 1/8/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/97 and 1/13/06 (commencement of operations), respectively, would have been valued at $15,962 ($15,203 at the maximum offering price) and $10,650, respectively, on 7/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.38% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 52, 51 and 47 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is AA+.

AAA	64.4%
AA	12.9%
A	7.9%
BBB	7.5%
BB	0.9%
Not Rated	6.4%

Fund Statistics(2),(3)

• Number of Issues:	118
• Average Maturity:	23.3 years
• Average Effective Maturity:	13.5 years
• Average Call Protection:	9.1 years
• Average Dollar Price:	$97.93

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Municipals Funds as of July 31, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 – July 31, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,012.10	$4.74	**
Class B	$1,000.00	$1,008.40	$8.37	**
Class C	$1,000.00	$1,008.40	$8.52	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**
Class B	$1,000.00	$1,016.50	$8.40	**
Class C	$1,000.00	$1,016.30	$8.55	**

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class A shares, 1.68% for Class B shares, and 1.71% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of July 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Colorado Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$998.00	$3.86	**
Class B	$1,000.00	$994.30	$7.52	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	**
Class B	$1,000.00	$1,017.30	$7.60	**

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,007.20	$5.37	**
Class B	$1,000.00	$1,003.40	$9.09	**
Class C	$1,000.00	$1,003.40	$9.04	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.41	**
Class B	$1,000.00	$1,016.20	$9.15	**
Class C	$1,000.00	$1,015.90	$9.10	**

* Expenses are equal to the Fund's annualized expense ratio of 1.08% for Class A shares, 1.83% for Class B shares, and 1.82% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of July 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Michigan Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,001.80	$5.06	**
Class C	$1,000.00	$997.10	$8.76	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11	**
Class C	$1,000.00	$1,016.00	$8.85	**

* Expenses are equal to the Fund's annualized expense ratio of 1.02% for Class A shares and 1.77% for class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,008.90	$4.78	**
Class B	$1,000.00	$1,006.00	$8.46	**
Class C	$1,000.00	$1,005.00	$8.50	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.81	**
Class B	$1,000.00	$1,016.40	$8.50	**
Class C	$1,000.00	$1,016.30	$8.55	**

* Expense are equal to the Fund's annualized expense ratio of 0.96% for Class A shares, 1.70% for Class B shares, and 1.71% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of July 31, 2007

FUND EXPENSES CONT'D

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,001.50	$6.00	**
Class B	$1,000.00	$997.70	$9.71	**
Class C	$1,000.00	$997.70	$9.66	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	**
Class B	$1,000.00	$1,015.10	$9.79	**
Class C	$1,000.00	$1,015.10	$9.74	**

* Expenses are equal to the Fund's annualized expense ratio of 1.21% for Class A shares, 1.96% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,004.70	$6.81	**
Class B	$1,000.00	$1,000.50	$10.57	**
Class C	$1,000.00	$1,000.60	$10.47	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	**
Class B	$1,000.00	$1,014.20	$10.64	**
Class C	$1,000.00	$1,014.30	$10.54	**

* Expenses are equal to the Fund's annualized expense ratio of 1.37% for Class A shares, 2.13% for Class B shares, and 2.11% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Arizona Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 6.7%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.30%, 7/1/25(1)(2)	$275,762
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.30%, 7/1/37(1)(2)	811,020
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,028,890
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/37	1,038,580
4,000	Salt River, Agriculture Improvement and Power District, 4.75%, 1/1/35	4,034,400
		$7,188,652
Escrowed / Prerefunded — 12.8%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), Prerefunded to 12/1/12, 5.75%, 12/1/32	$712,159
500	Glendale Industrial Development Authority, (Midwestern University), Prerefunded to 5/15/11, 5.75%, 5/15/21	536,850
1,250	Maricopa County Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,273,250
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,271,675
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,823,325
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/1/11, 5.70%, 12/1/21	1,079,740
		$13,696,999
General Obligations — 3.6%
$1,125	Puerto Rico, 0.00%, 7/1/18	$683,662
1,485	Tempe, 3.75%, 7/1/24	1,351,573
1,600	Tucson, 5.375%, 7/1/21	1,773,168
		$3,808,403
Health Care-Miscellaneous — 0.9%
$500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.25%, 12/1/36	$487,490
500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	501,885
		$989,375

Principal Amount (000's omitted)	Security	Value
Hospital — 8.6%
$1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	$1,269,122
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	739,875
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	488,140
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,555,590
1,250	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,278,562
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,398,978
1,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,531,455
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	987,450
		$9,249,172
Industrial Development Revenue — 0.6%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$661,791
		$661,791
Insured-Education — 2.7%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,045,330
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,858,968
		$2,904,298
Insured-Electric Utilities — 5.0%
$1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,325,835
1,000	Mesa, Utility System, (FGIC), 5.00%, 7/1/23	1,081,850
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,057,773
515	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	528,771
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	1,337,176
		$5,331,405

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 7.5%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,194,810
500	Maricopa County, Elementary School District No. 3, (MBIA), Prerefunded 7/1/16, 4.75%, 7/1/25	528,070
1,000	Mesa Industrial Development Authority, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,051,920
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,050,970
2,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	2,101,960
500	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	531,375
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	516,750
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,052,820
		$8,028,675
Insured-General Obligations — 10.7%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$342,984
1,300	Goodyear, (MBIA), 3.00%, 7/1/26	1,025,726
1,000	Goodyear, Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	1,009,640
2,920	Maricopa County, Elementry School District No. 3, (FSA), 5.00%, 7/1/25	3,141,161
1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,494,697
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,259,364
2,350	Pinal County, Unified School District No. 43 Apache Junction, (FSA), 5.00%, 7/1/24	2,547,682
500	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(1)(2)	575,055
		$11,396,309
Insured-Hospital — 5.5%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,304,964
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,004,460
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(4)	2,036,740
1,500	Scottsdale Industrial Development Authority, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,532,415
		$5,878,579

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 3.8%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,032,760
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	565,708
500	Nogales, Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	491,710
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	494,832
870	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	944,516
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	521,520
		$4,051,046
Insured-Special Tax Revenue — 11.9%
$1,000	Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$994,690
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,032,180
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	771,420
4,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	4,134,440
2,040	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	2,331,169
3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	353,715
680	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	111,370
1,345	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	209,618
1,080	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	158,404
2,000	Queen Creek, Excise Tax & State Shared, (MBIA), 5.00%, 8/1/27	2,090,480
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	540,111
		$12,727,597
Insured-Transportation — 6.3%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,092,130
1,725	Pima County, (AMBAC), 3.25%, 7/1/22	1,495,058
1,900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	2,111,345
		$6,698,533
Insured-Water and Sewer — 2.9%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,032,100
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,035,110

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	$1,034,720
		$3,101,930
Lease Revenue / Certificates of Participation — 0.7%
$750	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$765,383
		$765,383
Other Revenue — 2.0%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,703,958
4,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	306,372
3,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	139,083
		$2,149,413
Senior Living / Life Care — 1.6%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(5)	$1,756,278
		$1,756,278
Special Tax Revenue — 3.9%
$2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,543,267
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,653,890
		$4,197,157
Student Loan — 1.9%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,008,360
		$2,008,360
Water and Sewer — 1.0%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,038,280
		$1,038,280

Value
Total Tax-Exempt Investments — 100.6% (identified cost $103,440,540)	$107,627,635
Other Assets, Less Liabilities — (0.6)%	$(656,931)
Net Assets — 100.0%	$106,970,704

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

COP - Certificates of Participation

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 55.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 16.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $1,661,837 or 1.6% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is in default with respect to certain interest payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.2%
Principal Amount (000's omitted)	Security	Value
Education — 2.3%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,022,060
		$1,022,060
Electric Utilities — 2.3%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$502,565
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.30%, 7/1/37(1)(2)	405,510
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.30%, 7/1/25(1)(2)	137,881
		$1,045,956
Escrowed / Prerefunded — 11.0%
$350	Aspen Valley, Hospital District, Prerefunded to 4/15/10, 6.80%, 10/15/24	$367,104
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), Prerefunded to 9/1/11, 5.25%, 9/1/21	683,007
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	555,610
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,019,509
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,498,410
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	760,646
		$4,884,286
General Obligations — 3.5%
$1,500	Douglas County School District No. Re-1, (Douglas and Elbert Counties), 5.00%, 12/15/27	$1,567,845
		$1,567,845
Hospital — 7.4%
$500	Aspen Valley, Hospital District, 5.00%, 10/15/26	$490,585
750	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), Variable Rate, 5.25%, 11/15/35	765,412
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	682,890
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	503,760
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	323,059

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	$518,310
		$3,284,016
Housing — 5.1%
$995	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$1,026,522
900	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	905,355
335	Lake Creek, (Affordable Housing Corp.) Multifamily, 6.25%, 12/1/23	350,477
		$2,282,354
Industrial Development Revenue — 6.1%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$527,985
230	Denver, City and County Special Facilities, (United Airlines), (AMT), 5.25% 10/1/32	223,141
220	Denver, City and County Special Facilities, (United Airlines), (AMT), 5.75% 10/1/32	226,206
750	Fort Collins Pollution Control Revenue, (Anheuser-Busch Co., Inc.), 4.70%, 9/1/40	725,887
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	500,930
525	Virgin Islands Public Financing Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	508,505
		$2,712,654
Insured-Education — 8.9%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), 5.00%, 3/1/35	$2,060,246
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	320,091
1,000	University of Colorado Enterprise System, (MBIA), 4.25%, 6/1/30	940,820
620	University of Northern Colorado, (FSA), 5.00%, 6/1/35	642,518
		$3,963,675
Insured-Electric Utilities — 2.0%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$890,573
		$890,573
Insured-General Obligations — 10.9%
$320	Castle Pines, North Metropolitan District, (FSA), 5.00%, 12/1/27	$333,594
1,000	Castlewood Ranch, Metropolitan District, (XLCA), 4.25%, 12/1/34	922,130

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	$1,046,940
750	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	693,720
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,078,840
200	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(1)(2)	230,022
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	541,570
		$4,846,816
Insured-Hospital — 1.7%
$750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$774,195
		$774,195
Insured-Lease Revenue / Certificates of Participation — 2.9%
$1,200	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	$1,302,780
		$1,302,780
Insured-Special Tax Revenue — 11.6%
$1,075	Commerce City, Sales and Use Tax, (AMBAC), 4.75%, 8/1/33	$1,082,439
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	501,265
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,574,595
1,000	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	946,880
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,060,470
		$5,165,649
Insured-Transportation — 12.6%
$2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	$1,862,410
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41(4)	1,829,835
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,944,124
		$5,636,369
Insured-Water and Sewer — 3.0%
$300	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$284,904
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,041,970
		$1,326,874

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 3.4%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$391,896
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	762,668
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(5)	341,177
		$1,495,741
Special Tax Revenue — 3.3%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$414,784
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	378,670
350	Black Hawk, Device Tax, 5.00%, 12/1/18	351,278
340	Park Meadows, Business Improvement District, 5.35%, 12/1/31	340,643
		$1,485,375
Transportation — 1.8%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$298,458
500	Walker Field, Public Airport Authority, 4.75%, 12/1/27	476,455
		$774,913
Water and Sewer — 1.4%
$540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	$609,741
		$609,741
Total Tax-Exempt Investments — 101.2% (identified cost $44,169,526)		$45,071,872
Other Assets, Less Liabilities — (1.2)%		$(537,763)
Net Assets — 100.0%		$44,534,109

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 53.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.0% to 14.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $773,413 or 1.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Defaulted bond.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 106.4%
Principal Amount (000's omitted)	Security	Value
Education — 4.8%
$500	Connecticut Health and Educational Facility Authority, (Canterbury School), (RADIAN), 5.00%, 7/1/36	$500,870
2,500	Connecticut Health and Educational Facility Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,555,850
2,000	Connecticut Health and Educational Facility Authority, (Yale University), 5.00%, 7/1/42	2,059,220
1,350	University of Connecticut, 5.00%, 5/15/23	1,396,912
		$6,512,852
Electric Utilities — 2.4%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,239,207
		$3,239,207
Escrowed / Prerefunded — 4.5%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,209,473
1,500	Connecticut Health and Educational Facility Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,592,760
205	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	219,209
795	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	850,101
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	205,396
		$6,076,939
General Obligations — 7.3%
$1,750	Connecticut, 0.00%, 11/1/09	$1,609,650
1,000	Connecticut, 4.50%, 11/1/23	1,003,320
1,000	Connecticut, 5.00%, 11/1/26	1,052,500
1,475	North Haven, 5.00%, 7/15/23	1,603,089
1,490	North Haven, 5.00%, 7/15/25	1,622,461
1,065	Puerto Rico, 0.00%, 7/1/15	756,054
400	Redding, 5.50%, 10/15/18	449,308
650	Redding, 5.625%, 10/15/19	740,038
535	Wilton, 5.25%, 7/15/18	592,090
535	Wilton, 5.25%, 7/15/19	594,016
		$10,022,526
Housing — 0.7%
$1,000	Connecticut Housing Financial Authority, 4.70%, 5/15/28	$1,000,530
		$1,000,530

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.3%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,075,452
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,511,700
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	701,302
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,368,657
300	Virgin Islands Public Financing Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	290,574
		$9,947,685
Insured-Education — 10.8%
$500	Connecticut Health and Educational Facility Authority, (Trinity College), (MBIA), 4.50%, 7/1/37	$484,395
1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	2,183,161
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,294,688
1,550	Connecticut Health and Educational Facility Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,594,020
5,305	Connecticut Health and Educational Facility Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	6,029,026
1,000	Connecticut Health and Educational Facility Authority, (Westminster School), (MBIA), 5.00%, 7/1/29	1,016,760
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,055,790
		$14,657,840
Insured-Electric Utilities — 3.0%
$750	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	$758,262
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	3,342,940
		$4,101,202
Insured-Escrowed / Prerefunded — 8.1%
$1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	$1,046,380
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,583,850
1,000	Connecticut Health and Educational Facility Authority, (Greenwich Academy), (FSA) Prerefunded to 3/1/11, 5.00%, 3/1/32	1,049,410
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	2,626,309
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	544,000

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,340	South Central Connecticut Regional Water Authority, (FGIC), Prerefunded to 8/1/09, 5.125%, 8/1/29	$1,388,200
1,250	South Central Connecticut Regional Water Authority, (MBIA), Prerefunded to 8/1/13, 5.00%, 8/1/25	1,326,700
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,552,170
		$11,117,019
Insured-General Obligations — 11.4%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,946,084
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,443,438
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19(1)	3,972,444
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,106,960
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,043,380
1,500	Hartford, (AMBAC), 5.00%, 8/15/26	1,593,030
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,061,200
350	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(2)(3)	402,538
		$15,569,074
Insured-Hospital — 11.0%
$3,000	Connecticut Health and Educational Facility Authority, (Middlesex Hospital), (FSA), 5.00%, 7/1/32	$3,112,410
2,000	Connecticut Health and Educational Facilities Authority, (Children's Medical Center), (MBIA), 5.00%, 7/1/21	2,095,120
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	1,038,690
2,210	Connecticut Health and Educational Facility Authority, (Danbury Hospital), (AMBAC), 4.75%, 7/1/34	2,230,531
1,350	Connecticut Health and Educational Facility Authority, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,350,905
5,000	Connecticut Health and Educational Facility Authority, (Yale-New Haven Hospital), (AMBAC), 5.00%, 7/1/31	5,191,100
		$15,018,756
Insured-Lease Revenue / Certificates of Participation — 4.6%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,682,543
2,400	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	2,605,560
		$6,288,103
Insured-Other Revenue — 1.3%
$550	Connecticut Health and Educational Facility Authority, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$561,501

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue (continued)
$1,150	Connecticut Health and Educational Facility Authority, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	$1,186,099
		$1,747,600
Insured-Pooled Loans — 0.8%
$1,110	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,139,892
		$1,139,892
Insured-Special Tax Revenue — 2.4%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,099,180
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,142,730
		$3,241,910
Insured-Transportation — 8.5%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,617,150
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	528,510
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,211,735
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	1,000,110
3,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	3,333,705
		$11,691,210
Insured-Water and Sewer — 2.7%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$966,510
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,079,560
750	South Central Regional Water Authority, (XLCA), 4.25%, 8/1/37	692,835
		$3,738,905
Lease Revenue / Certificates of Participation — 1.6%
$1,830	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$2,211,024
		$2,211,024

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 1.7%
$8,700	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$605,781
7,400	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	278,166
1,500	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	1,466,190
		$2,350,137
Senior Living / Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,002,650
		$1,002,650
Solid Waste — 2.0%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,791,498
		$2,791,498
Special Tax Revenue — 6.6%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12(4)	$3,442,032
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,245,040
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,392,771
		$9,079,843
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$539,325
		$539,325
Water and Sewer — 1.8%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,344,075
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,131,581
		$2,475,656
Total Tax-Exempt Investments — 106.4% (identified cost $140,348,246)		$145,561,383
Other Assets, Less Liabilities — (6.4)%		$(8,814,795)
Net Assets — 100.0%		$136,746,588

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

RADIAN - Radian Asset Assurance, Inc.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 60.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $402,538 or 0.3% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.5%
Principal Amount (000's omitted)	Security	Value
Education — 3.1%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,316,112
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	762,375
		$2,078,487
Electric Utilities — 4.0%
$1,125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.30%, 7/1/37(1)(2)	$1,216,530
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.30%, 7/1/25(1)(2)	413,644
210	Puerto Rico Electric Power Authority, Escrowed to Maturity, 7/1/13, 5.125%, 7/1/29	224,555
790	Puerto Rico Electric Power Authority, Escrowed to Maturity, 7/1/13, 5.125%, 7/1/29	844,755
		$2,699,484
Escrowed / Prerefunded — 3.6%
$750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$807,720
500	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/13, 5.00%, 7/1/42	531,375
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,077,850
		$2,416,945
General Obligations — 2.8%
$500	Kent County Building Authority, 5.50%, 6/1/26	$574,425
1,250	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	1,310,062
		$1,884,487
Hospital — 21.0%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$528,215
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	423,960
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	550,516
325	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	328,734
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,024,540

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	$1,522,245
1,820	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,821,911
1,000	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	996,150
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,572,885
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,489,590
2,000	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,992,220
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,006,230
		$14,257,196
Insured-Education — 1.2%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23(3)	$799,810
		$799,810
Insured-Electric Utilities — 3.5%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,083,180
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	331,071
		$2,414,251
Insured-Escrowed / Prerefunded — 12.1%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,141,800
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	206,749
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,059,240
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,286,565
1,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,515,720
1,000	Zeeland, Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,025,320
		$8,235,394
Insured-General Obligations — 35.6%
$1,200	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$1,131,708
1,200	Brandon School District, (FSA), 4.50%, 5/1/33	1,173,948
1,275	Brandon School District, (FSA), 4.50%, 5/1/35	1,242,360

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	$628,607
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,206,000
2,500	Detroit, School District, (FSA), 5.25%, 5/1/32	2,776,000
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,034,350
1,000	Grand Rapids Public Schools, (MBIA), 4.25%, 5/1/29	940,090
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,035,320
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,248,566
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,033,760
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,661,912
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	464,835
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,014,288
750	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	758,250
350	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(1)(2)	402,539
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,502,172
1,000	Van Buren Township, (Local Development Financial Authority), (XLCA), 4.50%, 10/1/31	974,760
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,942,353
		$24,171,818
Insured-Housing — 0.3%
$190	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$191,653
		$191,653
Insured-Transportation — 4.6%
$1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)	$1,111,235
2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	2,021,260
		$3,132,495
Special Tax Revenue — 6.2%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,990,278
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,048,320
1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,143,159
		$4,181,757
Transportation — 4.5%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25(4)	$3,032,850
		$3,032,850

Value
Total Tax-Exempt Investments — 102.5% (identified cost $66,250,961)	$69,496,627
Other Assets, Less Liabilities — (2.5)%	$(1,682,747)
Net Assets — 100.0%	$67,813,880

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 56.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 22.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $2,032,713 or 3.0% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.8%
Principal Amount (000's omitted)	Security	Value
Education — 14.0%
$350	Hopkins, (Blake School), 4.625%, 9/1/24(1)	$349,783
1,000	Hopkins, (Blake School), 5.50%, 9/1/24	1,001,530
750	Minnesota Higher Education Facilities Authority, (Ausburg College), 5.00%, 5/1/36	750,900
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,283,012
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	978,397
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,398,030
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	587,564
1,000	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	924,750
1,000	Minnesota University (State Supported Stadium Debt), 5.00%, 8/1/29	1,041,550
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,421,911
		$9,737,427
Electric Utilities — 5.3%
$750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$764,655
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,043,580
800	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(2)	855,448
		$3,663,683
Escrowed / Prerefunded — 6.0%
$1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,114,858
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,069,298
		$4,184,156
General Obligations — 3.3%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$772,867
635	Golden Valley, 4.75%, 2/1/24	650,869
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	834,347
		$2,258,083

Principal Amount (000's omitted)	Security	Value
Hospital — 9.8%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$999,210
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	734,006
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	507,785
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27(2)	3,063,465
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	505,130
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,018,520
		$6,828,116
Housing — 7.5%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$584,310
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	515,010
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	966,250
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	490,100
1,000	Minnesota Housing Finance Agency, (AMT), Variable Rate, 4.80%, 7/1/38	957,880
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,678,726
		$5,192,276
Industrial Development Revenue — 1.5%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,017,800
		$1,017,800
Insured-Education — 2.2%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,038,300
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	519,435
		$1,557,735
Insured-Electric Utilities — 11.6%
$2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	$1,983,300
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21(3)	522,224
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,482,900

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	$1,040,730
		$8,029,154
Insured-Escrowed / Prerefunded — 4.5%
$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32(4)	$1,569,270
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	1,576,090
		$3,145,360
Insured-General Obligations — 14.8%
$2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	$766,219
2,000	Chaska, Independent School District No. 112, (MBIA), 4.50%, 2/1/28	1,972,340
1,000	Dayton, (XLCA), 4.375%, 2/1/34	949,300
1,000	Farmington, Independent School District No. 192, (FSA), 4.50%, 2/1/22	1,003,860
1,005	Fergus Falls, Independent School District No. 544, (FSA), 4.625%, 1/1/28	1,007,442
1,040	Kingsland, Independent School Distirct No. 2137, (FSA), 4.375%, 2/1/27	1,013,095
450	Prior Lake, Independant School District No. 719, (FSA), 4.25%, 2/1/26	431,879
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,049,380
1,000	Spring Lake Park, Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,053,400
1,000	St. Francis, Independent School District No. 15, (MBIA), 5.00%, 2/1/27	1,048,160
		$10,295,075
Insured-Hospital — 3.6%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/30	$1,035,960
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,033,160
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,242
		$2,520,362

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 1.9%
$1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20(4)	$1,321,016
		$1,321,016
Insured-Other Revenue — 1.2%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$837,288
		$837,288
Insured-Special Tax Revenue — 1.5%
$1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,045,500
		$1,045,500
Insured-Transportation — 2.1%
$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32(4)	$1,455,375
		$1,455,375
Miscellaneous — 3.0%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,060,060
		$2,060,060
Pooled Loans — 2.3%
$1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,623,698
		$1,623,698
Senior Living / Life Care — 3.8%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$1,011,270
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	675,581
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	974,932
		$2,661,783

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 2.9%
$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,025,240
		$2,025,240
Total Tax-Exempt Investments — 102.8% (identified cost $69,496,794)		$71,459,187
Other Assets, Less Liabilities — (2.8)%		$(1,943,977)
Net Assets — 100.0%		$69,515,210

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 42.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 19.8% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 111.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.1%
$260	New Jersey Economic Development Authority, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$260,653
		$260,653
Education — 6.0%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$756,975
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	752,295
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	673,266
10,930	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/30	10,960,057
5,000	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	4,963,200
1,025	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27(1)	1,034,532
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34(1)	882,006
		$20,022,331
Electric Utilities — 2.9%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,713,470
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,269,660
2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,558,775
		$9,541,905
Escrowed / Prerefunded — 4.0%
$1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Prerefunded to 7/1/13, 5.25%, 7/1/32	$1,068,230
885	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), Prerefunded to 7/1/12, 5.75%, 7/1/25	958,189
840	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(2)	898,220
3,160	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(2)	3,379,020
3,175	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	3,640,518
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39(2)	3,439,860
		$13,384,037

Principal Amount (000's omitted)	Security	Value
General Obligations — 0.8%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,709,210
		$2,709,210
Health Care-Miscellaneous — 0.3%
$1,095	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,121,849
		$1,121,849
Hospital — 12.5%
$600	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$592,746
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,639,633
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,209,252
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,356,515
1,115	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,167,806
13,360	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	13,411,302
1,250	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.00%, 7/1/26	1,251,537
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17(3)	3,040,470
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,668,706
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,811,159
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,562,581
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,034,902
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,078,340
4,300	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	4,238,338
2,700	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,623,725
		$41,687,012

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Housing — 3.1%
$3,750	New Jersey Housing & Mortgage Finance Agency, (AMT), 4.80%, 10/1/47	$3,534,000
6,720	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	6,683,779
		$10,217,779
Industrial Development Revenue — 3.9%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,643,150
2,250	New Jersey Economic Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,217,983
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,929,619
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,252,681
4,305	Virgin Islands Public Financing Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	4,169,737
		$13,213,170
Insured-Education — 4.0%
$700	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	$671,923
5,760	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/36	5,501,261
4,855	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36(3)	4,615,891
3,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 3.00%, 7/1/29	2,728,985
		$13,518,060
Insured-Electric Utilities — 1.3%
$3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(2)	$4,345,822
		$4,345,822
Insured-Escrowed / Prerefunded — 2.1%
$2,520	New Jersey Health Care Facilities Financing Authority, (Saint Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,233,338
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	125,574
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,786,573

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	$3,729,572
		$6,875,057
Insured-Gas Utilities — 3.0%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40(2)	$10,068,300
		$10,068,300
Insured-General Obligations — 14.4%
$3,440	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	$3,299,820
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,422,772
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,757,778
1,732	Elmwood Park Board Education, (FSA), 4.50%, 8/1/29	1,730,805
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,112,600
3,050	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/35	778,787
3,100	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/36	752,184
2,000	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/37	462,440
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,737,863
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,597,586
11,735	Jackson Township, School District, (MBIA), 2.50%, 6/15/27(3)	8,609,970
1,395	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,399,869
1,000	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	1,014,490
1,520	Nutley School District (MBIA), 4.50%, 7/15/28	1,526,642
1,605	Nutley School District (MBIA), 4.50%, 7/15/29	1,613,298
1,695	Nutley School District (MBIA), 4.75%, 7/15/30	1,737,561
2,230	Nutley School District (MBIA), 4.75%, 7/15/31	2,285,995
2,330	Nutley School District (MBIA), 4.75%, 7/15/32	2,387,574
4,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	3,900,200
2,350	Sparta Township School District, (FSA), 4.30%, 2/15/32	2,272,756

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,550	Sparta Township School District, (FSA), 4.30%, 2/15/34	$1,495,239
3,500	Sparta Township School District, (FSA), 4.30%, 2/15/35	3,374,000
		$48,270,229
Insured-Hospital — 5.7%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,580,005
3,000	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,655,640
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,580,962
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,692,602
8,670	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 4.75%, 7/1/28(2)	8,726,673
		$19,235,882
Insured-Lease Revenue / Certificates of Participation — 2.0%
$1,760	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,785,309
3,315	Hudson County, Improvements Authority, (FSA), 4.50%, 4/1/35	3,286,292
1,435	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	1,485,082
		$6,556,683
Insured-Special Tax Revenue — 4.4%
$10,620	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,838,153
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26(3)	2,223,520
4,210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	4,810,893
12,215	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,177,282

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$2,260	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	$370,143
4,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	698,208
3,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	525,079
		$14,643,278
Insured-Transportation — 9.9%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,737,578
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,368,788
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26(3)	5,720,715
2,680	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37	2,656,014
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,686,944
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	369,792
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.313%, 1/1/16(4)	6,378,050
9,500	Newark Housing Authority, (Newark Redevelopment Project), (MBIA), 4.375%, 1/1/37	9,156,955
1,100	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	1,141,558
		$33,216,394
Insured-Water and Sewer — 5.8%
$1,830	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10(3)	$1,897,088
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25(1)	9,916,091
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	6,061,228
1,470	Ocean County Utilities Authority, (MBIA), 5.25%, 1/1/22	1,623,012
		$19,497,419
Lease Revenue / Certificates of Participation — 3.0%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$900,209
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,003,269

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation (continued)
$2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	$2,318,919
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,521,416
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,396,260
		$10,140,073
Other Revenue — 5.1%
$16,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$1,114,080
13,600	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	511,224
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(2)	6,322,360
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	1,894,016
7,875	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	7,056,079
		$16,897,759
Pooled Loans — 0.4%
$1,315	New Jersey Environmental Infrastructure Trust, (AMT), 4.375%, 9/1/23	$1,257,074
		$1,257,074
Senior Living / Life Care — 3.2%
$2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,679,389
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,129,847
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(5)	2,931,570
3,075	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	3,054,705
		$10,795,511
Special Tax Revenue — 5.0%
$7,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34(2)	$7,426,125
300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	302,295

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	$524,171
8,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	8,484,549
		$16,737,140
Transportation — 6.6%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94(6)	$22,160,080
		$22,160,080
Water and Sewer — 1.6%
$5,310	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,427,192
		$5,427,192
Total Tax-Exempt Investments — 111.1% (identified cost $357,824,310)		$371,799,899
Other Assets, Less Liabilities — (11.1)%		$(37,145,977)
Net Assets — 100.0%		$334,653,922

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 47.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 24.8% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(5)  Security is in default and making only partial interest payments.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 113.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 2.6%
$1,465	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,522,853
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,073,950
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,009,790
		$7,606,593
Education — 2.1%
$6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$6,079,705
		$6,079,705
Electric Utilities — 0.8%
$2,250	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,329,762
		$2,329,762
Escrowed / Prerefunded — 4.8%
$2,000	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,195,100
675	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	743,371
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,332,633
3,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,694,530
1,800	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,865,772
2,500	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	2,716,575
1,110	Montgomery County, Higher Education and Health Authority, (Catholic Health East), Prerefunded to 11/15/14, 5.375%, 11/15/34	1,209,123
500	Montgomery County, Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	536,650
		$14,293,754

Principal Amount (000's omitted)	Security	Value
General Obligations — 0.4%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,041,070
		$1,041,070
Hospital — 9.9%
$3,060	Hazelton, Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,961,009
3,500	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	3,199,700
2,150	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,272,808
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,093,750
2,000	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	2,218,960
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,380,071
7,375	Philadelphia Hospitals and Higher Education Facilities Authority, (Childrens Hospital), 4.50%, 7/1/37	7,007,356
1,885	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,972,351
		$29,106,005
Housing — 5.1%
$1,475	Allegheny County, Residential Finance Authority, (Single Family Mortgages), 4.95%, 11/1/37	$1,451,016
4,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,768,160
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,965,717
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,817,377
		$15,002,270
Industrial Development Revenue — 1.2%
$500	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$507,835
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,507,230
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,473,015
		$3,488,080

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 6.6%
$1,000	Chester County, Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,027,450
2,860	Cumberland County, Municipal Authority, (Dickinson College), (MBIA), 4.50%, 5/1/37	2,788,815
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,407,429
2,500	Pennsylvania Higher Educational Facilities Authority, (MBIA), 5.00%, 6/15/23	2,626,875
5,750	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	5,600,500
3,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	3,204,197
1,140	Pennsylvania Higher Educational Facilities Authority, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	1,149,120
1,665	Southcentral, General Authority, (York College), (XLCA), 5.00%, 5/1/37	1,726,672
		$19,531,058
Insured-Electric Utilities — 2.9%
$8,490	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27(1)	$8,546,006
		$8,546,006
Insured-Escrowed / Prerefunded — 14.1%
$2,540	Allegheny County, Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,690,927
2,500	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,499,150
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,495,830
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,423,590
3,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,869,521
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prerefunded to 8/1/09, 5.00%, 8/1/29	1,791,842
2,320	McKeesport Area, School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,004,722
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,371,224
7,000	Philadelphia, School District, (FGIC), Prerefunded to 6/1/14, 5.125%, 6/1/34(2)	7,516,180

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	$1,068,650
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27	3,170,460
5,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	5,253,380
4,000	Spring Ford, Area School District, (FGIC), Prerefunded to 3/1/09, 4.75%, 3/1/25	4,061,720
5,400	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,038,148
5,780	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,059,065
2,610	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,458,964
		$41,773,373
Insured-General Obligations — 13.9%
$2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/20	$1,207,627
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/21	1,151,554
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/22	1,094,418
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/23	1,039,300
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,558,440
5,175	Hazelton, School District, (FGIC), 0.00%, 3/1/21	2,808,679
1,000	Hopewell, School District, (FSA), 0.00%, 9/1/22	504,340
2,000	Hopewell, School District, (FSA), 0.00%, 9/1/26	821,100
1,315	Lake Lehman, School District, (MBIA), 0.00%, 4/1/26	550,459
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,096,124
1,100	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/25	471,328
2,340	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/27	906,165
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,647,806
1,000	Northeastern York, School District, (FGIC), 5.00%, 4/1/30(3)	1,046,370
4,185	Norwin, School District, (FSA), 4.50%, 4/1/35	4,078,073
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,575,186
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,474,337
3,815	Philadelphia, School District, (FGIC), 4.375%, 6/1/34	3,598,499
3,300	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(4)(5)	3,795,363

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	$1,693,620
655	Rochester, Area School District, (AMBAC), 0.00%, 5/1/10	588,282
1,335	Whitehall Coplay, School District, (XLCA), 4.50%, 12/15/26	1,320,475
		$41,027,545
Insured-Hospital — 5.1%
$3,750	Allegheny County, Hospital Authority, (Magee-Women's Hospital), (FGIC), 0.00%, 10/1/15	$2,661,862
5,485	Erie County, Hospital Authority, (Hamot Health Foundation), (CIFG), 4.75%, 11/1/32	5,495,641
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,087,600
1,250	Sharon, Health System Authority, (Sharon Regional Health), (MBIA), 5.00%, 12/1/28	1,270,425
1,310	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,435,773
		$14,951,301
Insured-Industrial Development Revenue — 1.3%
$4,000	York County, Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,915,040
		$3,915,040
Insured-Lease Revenue / Certificates of Participation — 5.3%
$1,500	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(1)	$1,628,475
9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(1)	10,795,990
3,500	State Public School Building Authority, (School District Philadelphia), (FSA), 4.50%, 6/1/36	3,365,810
		$15,790,275
Insured-Special Tax Revenue — 1.1%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$636,791
11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,060,180
2,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	333,292
4,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	628,855

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$3,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	$473,011
		$3,132,129
Insured-Transportation — 11.4%
$5,000	Allegheny County, Airport Authority, (MBIA), (AMT), 5.00%, 1/1/22	$5,254,750
1,600	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,644,080
7,950	Philadelphia Airport Revenue, (MBIA), 4.75%, 6/15/35(2)	7,792,987
6,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	6,667,400
11,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/36	12,355,530
		$33,714,747
Insured-Utilities — 7.0%
$11,550	Philadelphia, Gas Works Revenue, (AMBAC), 5.00%, 10/1/37(1)	$11,935,308
8,100	Philadelphia, Gas Works Revenue, (FSA), 5.375%, 7/1/17(1)	8,830,863
		$20,766,171
Insured-Water and Sewer — 9.6%
$5,450	Allegheny County, Sanitation Authority, (FGIC), 5.00%, 12/1/37	$5,675,303
460	Allegheny County, Sanitation Authority, (MBIA), 5.50%, 12/1/30	484,601
4,000	Chester County, Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	4,066,560
5,670	Delaware County, Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,772,911
1,000	Harrisburg, Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,030,470
2,470	Philadelphia, Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,279,069
7,500	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31(1)	7,698,225
2,235	Westmoreland, Municipal Authority, (FGIC), 0.00%, 8/15/19	1,271,581
		$28,278,720

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home — 2.1%
$2,000	Allegheny County, Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$2,007,900
2,900	Montgomery, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,904,234
1,250	Westmoreland County, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,252,963
		$6,165,097
Senior Living / Life Care — 2.7%
$2,500	Cliff House Trust (AMT), 6.625%, 6/1/27	$1,761,550
1,700	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,740,069
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,909,024
600	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	599,616
900	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	881,127
1,100	Philadelphia, Higher Educational Facilities Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,100,693
		$7,992,079
Special Tax Revenue — 2.6%
$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$7,640,289
		$7,640,289
Transportation — 0.9%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,025,940
995	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	997,080
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	778,703
		$2,801,723
Total Tax-Exempt Investments — 113.5% (identified cost $323,118,032)		$334,972,792
Other Assets, Less Liabilities — (13.5)%		$(39,765,747)
Net Assets — 100.0%		$295,207,045

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 69.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 20.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $3,795,363 or 1.3% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of July 31, 2007

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Assets
Investments —
Identified cost	$103,440,540	$44,169,526	$140,348,246	$66,250,961
Unrealized appreciation	4,187,095	902,346	5,213,137	3,245,666
Investments, at value	$107,627,635	$45,071,872	$145,561,383	$69,496,627
Cash	$28,597	$—	$1,036,310	$586,969
Receivable for Fund shares sold	3,294,561	17,171	347,161	315,309
Interest receivable	696,086	480,962	1,399,870	783,589
Receivable for open swap contracts	226,697	—	—	—
Other assets	12,315	—	—	—
Total assets	$111,885,891	$45,570,005	$148,344,724	$71,182,494
Liabilities
Payable for floating rate notes issued	$4,060,000	$800,000	$11,020,000	$3,000,000
Interest expense and fees payable	29,234	5,269	48,378	9,799
Payable for Fund shares redeemed	233,840	20,777	92,050	125,828
Payable for daily variation margin on open financial futures contracts	8,750	33,688	32,375	24,047
Demand note payable	200,000	—	—	—
Dividends payable	142,032	60,851	202,720	100,081
Payable for open swap contracts	124,510	10,532	38,617	17,943
Due to custodian	—	38,051	—	—
Payable to affiliate for investment advisory fees	32,650	9,334	44,173	17,772
Payable to affiliate for distribution and service fees	27,141	11,076	36,679	13,288
Accrued expenses	57,030	46,318	83,144	59,856
Total liabilities	$4,915,187	$1,035,896	$11,598,136	$3,368,614
Net assets	$106,970,704	$44,534,109	$136,746,588	$67,813,880
Sources of Net Assets
Paid-in capital	$105,251,450	$43,845,391	$132,055,782	$64,176,100
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(2,520,374)	(9,632)	(169,398)	545,892
Undistributed (distributions in excess of) net investment income	(30,409)	28,198	(170,318)	45,752
Net unrealized appreciation (computed on the basis of identified cost)	4,270,037	670,152	5,030,522	3,046,136
Net assets	$106,970,704	$44,534,109	$136,746,588	$67,813,880
Class A Shares
Net Assets	$91,301,299	$39,032,338	$115,075,507	$64,786,249
Shares Outstanding	9,367,223	4,036,774	10,930,712	6,837,522
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75	$9.67	$10.53	$9.48
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.24	$10.15	$11.06	$9.95

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of July 31, 2007

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Class B Shares
Net Assets	$8,834,128	$5,501,771	$18,237,784	$—
Shares Outstanding	815,309	522,840	1,741,033	—
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.84	$10.52	$10.48	$—
Class C Shares
Net Assets	$6,835,277	$—	$3,433,297	$3,027,631
Shares Outstanding	630,625	—	327,457	319,365
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.84	$—	$10.48	$9.48

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of July 31, 2007

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Assets
Investments —
Identified cost	$69,496,794	$357,824,310	$323,118,032
Unrealized appreciation	1,962,393	13,975,589	11,854,760
Investments, at value	$71,459,187	$371,799,899	$334,972,792
Cash	$1,592,201	$3,042,849	$—
Receivable for investments sold	—	—	222,399
Receivable for Fund shares sold	71,540	470,418	350,156
Interest receivable	919,889	2,446,163	3,239,800
Receivable for open swap contracts	104,024	205,503	716,022
Other assets	6,685	—	—
Total assets	$74,153,526	$377,964,832	$339,501,169
Liabilities
Payable for floating rate notes issued	$2,900,000	$29,250,000	$40,695,000
Interest expense and fees payable	17,084	112,639	349,204
Payable for Fund shares redeemed	1,140,769	536,476	833,051
Payable for daily variation margin on open financial futures contracts	3,938	273,438	—
Demand note payable	—	—	300,000
Dividends payable	85,547	456,082	384,033
Payable for open swap contracts	53,362	660,432	329,904
Payable for when-issued securities	345,713	11,683,824	1,028,781
Due to custodian	—	—	68,604
Payable to affiliate for investment advisory fees	18,762	118,819	103,814
Payable to affiliate for distribution and service fees	19,350	101,599	86,043
Accrued expenses	53,791	117,601	115,690
Total liabilities	$4,638,316	$43,310,910	$44,294,124
Net assets	$69,515,210	$334,653,922	$295,207,045
Sources of Net Assets
Paid-in capital	$68,674,354	$319,704,606	$294,029,449
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(1,130,258)	1,717,568	(10,679,249)
Undistributed (distributions in excess of) net investment income	(33,281)	823,901	(384,033)
Net unrealized appreciation (computed on the basis of identified cost)	2,004,395	12,407,847	12,240,878
Net assets	$69,515,210	$334,653,922	$295,207,045
Class A Shares
Net Assets	$57,573,675	$264,280,652	$238,253,606
Shares Outstanding	6,203,367	25,178,077	23,903,632
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.28	$10.50	$9.97
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.74	$11.02	$10.47

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of July 31, 2007

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class B Shares
Net Assets	$7,826,821	$47,894,400	$36,425,387
Shares Outstanding	783,779	4,372,107	3,533,282
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.99	$10.95	$10.31
Class C Shares
Net Assets	$4,114,714	$22,478,870	$20,528,052
Shares Outstanding	411,705	2,052,482	1,989,298
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.99	$10.95	$10.32

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended July 31, 2007

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Investment Income
Interest	$5,038,359	$1,941,411	$6,919,171	$3,350,258
Total investment income	$5,038,359	$1,941,411	$6,919,171	$3,350,258
Expenses
Investment adviser fee	$336,126	$91,512	$511,717	$200,747
Trustees fees and expenses	7,140	1,847	9,372	7,170
Distribution and service fees
Class A	160,350	67,284	222,909	115,852
Class B	104,573	58,200	203,670	20,454
Class C	31,575	—	18,468	15,485
Legal and accounting services	40,651	33,676	52,654	40,909
Printing and postage	10,379	6,751	17,731	13,215
Custodian fee	75,176	36,638	103,048	58,031
Interest expense and fees	205,193	31,003	366,965	159,059
Transfer and dividend disbursing agent fees	32,805	16,040	56,359	40,031
Registration fees	13,884	200	5,508	3,430
Miscellaneous	18,941	13,017	26,248	16,669
Total expenses	$1,036,793	$356,168	$1,594,649	$691,052
Deduct —
Reduction of custodian fee	45,942	19,880	24,831	19,494
Allocation of expenses to investment adviser	4,350	1,846	5,186	2,681
Total expense reductions	$50,292	$21,726	$30,017	$22,175
Net expenses	$986,501	$334,442	$1,564,632	$668,877
Net investment income	$4,051,858	$1,606,969	$5,354,539	$2,681,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$429,362	$301,680	$442,843	$555,882
Financial futures contracts	(300,971)	(103,847)	(231,770)	(118,814)
Interest rate swap contracts	(122,500)	34,035	126,687	58,616
Net realized gain (loss)	$5,891	$231,868	$337,760	$495,684
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(411,416)	$(614,477)	$(540,075)	$(794,292)
Financial futures contracts	207,792	(114,745)	52,040	(41,278)
Interest rate swap contracts	102,187	(10,532)	(38,617)	(17,943)
Net change in unrealized appreciation (depreciation)	$(101,437)	$(739,754)	$(526,652)	$(853,513)
Net realized and unrealized loss	$(95,546)	$(507,886)	$(188,892)	$(357,829)
Net increase in net assets from operations	$3,956,312	$1,099,083	$5,165,647	$2,323,552

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended July 31, 2007

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest	$2,991,697	$17,259,705	$15,152,867
Total investment income	$2,991,697	$17,259,705	$15,152,867
Expenses
Investment adviser fee	$167,603	$1,295,886	$1,129,823
Trustees fees and expenses	4,656	17,837	15,656
Distribution and service fees
Class A	91,640	468,889	437,621
Class B	86,166	522,884	378,616
Class C	21,845	125,811	110,811
Legal and accounting services	39,757	70,895	79,773
Printing and postage	7,428	34,302	35,580
Custodian fee	48,695	162,274	163,789
Interest expense and fees	113,616	1,273,576	1,454,581
Transfer and dividend disbursing agent fees	30,217	145,900	150,976
Registration fees	20,942	2,896	6,072
Miscellaneous	13,375	51,251	39,770
Total expenses	$645,940	$4,172,401	$4,003,068
Deduct —
Reduction of custodian fee	31,984	70,905	71,158
Allocation of expenses to investment adviser	3,098	5,603	6,021
Total expense reductions	$35,082	$76,508	$77,179
Net expenses	$610,858	$4,095,893	$3,925,889
Net investment income	$2,380,839	$13,163,812	$11,226,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(30,199)	$3,373,119	$73,944
Financial futures contracts	(101,703)	(1,131,110)	(36,798)
Interest rate swap contracts	(66,500)	264,719	(372,233)
Net realized gain (loss) —	$(198,402)	$2,506,728	$(335,087)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(236,759)	$(2,535,226)	$(626,500)
Financial futures contracts	78,662	(113,104)	—
Interest rate swap contracts	50,662	(454,929)	740,993
Net change in unrealized appreciation (depreciation)	$(107,435)	$(3,103,259)	$114,493
Net realized and unrealized loss	$(305,837)	$(596,531)	$(220,594)
Net increase in net assets from operations	$2,075,002	$12,567,281	$11,006,384

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2007

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$4,051,858	$1,606,969	$5,354,539	$2,681,381
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	5,891	231,868	337,760	495,684
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(101,437)	(739,754)	(526,652)	(853,513)
Net increase in net assets from operations	$3,956,312	$1,099,083	$5,165,647	$2,323,552
Distributions to shareholders —
From net investment income
Class A	$(3,462,603)	$(1,390,685)	$(4,565,497)	$(2,417,810)
Class B	(394,962)	(207,989)	(717,532)	(195,575)
Class C	(116,174)	—	(64,115)	(54,808)
Total distributions to shareholders	$(3,973,739)	$(1,598,674)	$(5,347,144)	$(2,668,193)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$28,770,756	$16,198,616	$16,824,239	$12,253,232
Class B	433,680	199,694	884,642	216,085
Class C	6,388,019	—	3,292,843	3,127,309
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,011,864	900,315	2,565,588	1,359,235
Class B	176,148	124,300	389,588	90,490
Class C	86,119	—	22,027	40,725
Cost of shares redeemed
Class A	(13,463,277)	(5,423,898)	(12,179,024)	(7,597,969)
Class B	(2,859,972)	(553,007)	(3,299,504)	(1,498,236)
Class C	(597,469)	—	(47,051)	(221,818)
Net asset value of shares merged
Class A	—	—	—	4,558,776
Class B	—	—	—	(4,558,776)
Net asset value of shares exchanged
Class A	1,939,448	817,489	3,987,273	930,959
Class B	(1,939,448)	(817,489)	(3,987,273)	(930,959)
Contingent deferred sales charges
Class B	—	—	—	12,600
Net increase in net assets from Fund share transactions	$20,945,868	$11,446,020	$8,453,348	$7,781,653
Net increase in net assets	$20,928,441	$10,946,429	$8,271,851	$7,437,012
Net Assets
At beginning of year	$86,042,263	$33,587,680	$128,474,737	$60,376,868
At end of year	$106,970,704	$44,534,109	$136,746,588	$67,813,880
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(30,409)	$28,198	$(170,318)	$45,752

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2007

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$2,380,839	$13,163,812	$11,226,978
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(198,402)	2,506,728	(335,087)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(107,435)	(3,103,259)	114,493
Net increase in net assets from operations	$2,075,002	$12,567,281	$11,006,384
Distributions to shareholders —
From net investment income
Class A	$(1,997,778)	$(10,062,143)	$(9,401,070)
Class B	(328,850)	(1,959,269)	(1,418,954)
Class C	(82,384)	(463,119)	(402,301)
Total distributions to shareholders	$(2,409,012)	$(12,484,531)	$(11,222,325)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$29,327,918	$87,687,717	$70,772,562
Class B	306,127	3,586,311	3,156,752
Class C	3,241,742	20,966,275	19,062,146
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,311,274	6,250,503	5,685,827
Class B	189,666	1,129,294	775,144
Class C	59,053	242,275	251,615
Cost of shares redeemed
Class A	(8,651,297)	(28,485,170)	(30,633,549)
Class B	(1,395,122)	(7,749,665)	(5,294,275)
Class C	(138,280)	(2,020,259)	(1,572,598)
Net asset value of shares exchanged
Class A	1,233,931	9,735,311	4,731,678
Class B	(1,233,931)	(9,735,311)	(4,731,678)
Net increase in net assets from Fund share transactions	$24,251,081	$81,607,281	$62,203,624
Net increase in net assets	$23,917,071	$81,690,031	$61,987,683
Net Assets
At beginning of year	$45,598,139	$252,963,891	$233,219,362
At end of year	$69,515,210	$334,653,922	$295,207,045
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(33,281)	$823,901	$(384,033)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2006

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$3,392,267	$1,330,374	$5,156,186	$2,603,903
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	1,194,044	763,601	1,942,003	1,580,883
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,616,943)	(678,724)	(3,573,744)	(2,397,138)
Net increase in net assets from operations	$2,969,368	$1,415,251	$3,524,445	$1,787,648
Distributions to shareholders —
From net investment income
Class A	$(2,790,147)	$(1,012,397)	$(4,155,734)	$(2,261,453)
Class B	(541,057)	(267,816)	(940,688)	(268,393)
Class C	(6,978)	—	(777)	(654)
Total distributions to shareholders	$(3,338,182)	$(1,280,213)	$(5,097,199)	$(2,530,500)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,702,149	$5,873,930	$13,100,530	$6,745,456
Class B	488,577	303,417	781,568	534,377
Class C	989,503	—	206,500	141,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,811,067	695,009	2,229,150	1,313,317
Class B	348,262	157,500	505,475	128,756
Class C	2,400	—	458	654
Cost of shares redeemed
Class A	(7,163,184)	(2,884,062)	(14,619,719)	(8,431,285)
Class B	(3,299,219)	(1,071,470)	(5,325,713)	(1,294,456)
Class C	(679)	—	—	—
Net asset value of shares exchanged
Class A	1,422,492	1,180,939	2,213,984	1,089,408
Class B	(1,422,492)	(1,180,939)	(2,213,984)	(1,089,408)
Net increase (decrease) in net assets from Fund share transactions	$10,878,876	$3,074,324	$(3,121,751)	$(862,181)
Net increase (decrease) in net assets	$10,510,062	$3,209,362	$(4,694,505)	$(1,605,033)
Net Assets
At beginning of year	$75,532,201	$30,378,318	$133,169,242	$61,981,901
At end of year	$86,042,263	$33,587,680	$128,474,737	$60,376,868
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(10,632)	$5,597	$(187,147)	$51,924

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2006

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,918,747	$10,446,410	$9,714,384
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	847,169	8,283,095	4,836,535
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,059,159)	(9,522,655)	(4,379,953)
Net increase in net assets from operations	$1,706,757	$9,206,850	$10,170,966
Distributions to shareholders —
From net investment income
Class A	$(1,423,165)	$(7,863,903)	$(7,932,331)
Class B	(426,301)	(2,427,431)	(1,756,759)
Class C	(9,005)	(31,172)	(24,357)
Total distributions to shareholders	$(1,858,471)	$(10,322,506)	$(9,713,447)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,808,957	$23,709,817	$32,631,908
Class B	784,539	4,632,661	3,667,353
Class C	977,267	3,633,586	2,998,404
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	986,992	4,936,588	4,567,584
Class B	273,135	1,394,631	905,178
Class C	9,005	14,395	22,484
Cost of shares redeemed
Class A	(6,135,927)	(22,910,988)	(20,763,479)
Class B	(3,769,949)	(9,183,709)	(5,745,047)
Class C	—	—	(3,294)
Net asset value of shares exchanged
Class A	867,898	8,697,740	4,350,774
Class B	(867,898)	(8,697,740)	(4,350,774)
Net increase in net assets from Fund share transactions	$934,019	$6,226,981	$18,281,091
Net increase in net assets	$782,305	$5,111,325	$18,738,610
Net Assets
At beginning of year	$44,815,834	$247,852,566	$214,480,752
At end of year	$45,598,139	$252,963,891	$233,219,362
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,133	$195,755	$(356,395)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended July 31, 2007

Cash flows from operating activities	New Jersey Fund	Pennsylvania Fund
Net increase in net assets from operations	$12,567,281	$11,006,384
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(208,687,722)	(151,041,377)
Investments sold	121,597,494	82,084,979
Decrease in payable for investments purchased	—	(6,064,369)
Decrease in receivable for investments sold	225,000	1,307,539
Net amortization of premium (discount)	(2,701,229)	(1,547,409)
(Increase) decrease in interest receivable	145,674	(819,700)
Increase in payable for daily variation margin on open financial futures contracts	273,438	—
Increase in receivable for open swap contracts	(205,503)	(716,022)
Increase (decrease) in payable for open swaps contracts	660,432	(24,971)
Increase in payable to affiliate for investment advisory fees	30,491	23,104
Increase in payable to affiliate for distribution and service fees	18,212	18,517
Increase in payable for when-issued securities	11,683,824	1,028,781
Increase in accrued expenses	8,151	17,828
Increase (decrease) in interest expense and fees payable	(54,761)	200,406
Realized (gain) loss on investments	(3,373,119)	(73,944)
Change in unrealized (appreciation) depreciation on investments	2,535,226	626,500
Net cash used in operating activities	$(65,277,111)	$(63,973,754)
Cash flows from financing activities
Proceeds from shares sold	$112,039,985	$93,342,349
Shares redeemed	(38,088,995)	(37,097,197)
Cash distributions paid to shareholders net of reinvestments	(4,749,133)	(4,483,212)
Increase (decrease) in demand note payable	(400,000)	300,000
Increase in amount due to custodian	—	68,604
Proceeds from secured borrowings	13,500,000	28,280,000
Repayment of secured borrowings	(14,016,667)	(18,600,000)
Net cash provided by financing activities	$68,285,190	$61,810,544
Net increase (decrease) in cash	$3,008,079	$(2,163,210)
Cash at beginning of year	$34,770	$2,163,210
Cash at end of year	$3,042,849	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of :	$7,622,072	$6,712,586

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.730		$9.780	$9.650		$9.550		$9.730
Income (loss) from operations
Net investment income	$0.433		$0.438	$0.467		$0.493		$0.482
Net realized and unrealized gain (loss)	0.013		(0.055)	0.131		0.088		(0.182)
Total income from operations	$0.446		$0.383	$0.598		$0.581		$0.300
Less distributions
From net investment income	$(0.426)		$(0.433)	$(0.468)		$(0.481)		$(0.480)
Total distributions	$(0.426)		$(0.433)	$(0.468)		$(0.481)		$(0.480)
Net asset value — End of year	$9.750		$9.730	$9.780		$9.650		$9.550
Total Return(2)	4.62%		4.00%	6.31%		6.15%		3.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$91,301		$72,090	$58,597		$47,945		$9,174
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(3)	0.77%	0.78	%(4)	0.78	%(4)	0.76	%(4)
Interest and fee expense(5)	0.22%		0.27%	0.21	%(4)	0.14	%(4)	0.16	%(4)
Total expenses before custodian fee reduction	0.98	%(3)	1.04%	0.99	%(4)	0.92	%(4)	0.92	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(3)	0.74%	0.76	%(4)	0.77	%(4)	0.75	%(4)
Net investment income	4.40%		4.50%	4.79%		5.10%		4.90%
Portfolio Turnover of the Portfolio	—		—	0	%(6)	9	%(6)	5	%(6)
Portfolio Turnover of the Fund	17%		17%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class B
	Year Ended July 31,
	2007(1)		2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.810		$10.870		$10.730		$10.620		$10.830
Income (loss) from operations
Net investment income	$0.404		$0.409		$0.441		$0.470		$0.456
Net realized and unrealized gain (loss)	0.017		(0.070	)(2)	0.139		0.096		(0.211)
Total income from operations	$0.421		$0.339		$0.580		$0.566		$0.245
Less distributions
From net investment income	$(0.391)		$(0.399)		$(0.440)		$(0.456)		$(0.455)
Total distributions	$(0.391)		$(0.399)		$(0.440)		$(0.456)		$(0.455)
Net asset value — End of year	$10.840		$10.810		$10.870		$10.730		$10.620
Total Return(3)	3.92%		3.18%		5.68	%(4)	5.38%		2.22%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,834		$12,958		$16,935		$19,471		$59,399
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.52%		1.53	%(6)	1.53	%(6)	1.51	%(6)
Interest and fee expense(7)	0.22%		0.27%		0.21	%(6)	0.14	%(6)	0.16	%(6)
Total expenses before custodian fee reduction	1.73	%(5)	1.79%		1.74	%(6)	1.67	%(6)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.49%		1.51	%(6)	1.52	%(6)	1.50	%(6)
Net investment income	3.69%		3.78%		4.07%		4.33%		4.17%
Portfolio Turnover of the Portfolio	—		—		0	%(8)	9	%(8)	5	%(8)
Portfolio Turnover of the Fund	17%		17%		15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class C
	Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of year	$10.820		$10.760
Income (loss) from operations
Net investment income	$0.388		$0.241
Net realized and unrealized gain	0.023		0.063
Total income from operations	$0.411		$0.304
Less distributions
From net investment income	$(0.391)		$(0.244)
Total distributions	$(0.391)		$(0.244)
Net asset value — End of year	$10.840		$10.820
Total Return(3)	3.82%		2.84	%(4)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,835		$994
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.52	%(6)
Interest and fee expense(7)	0.22%		0.27	%(6)
Total expenses before custodian fee reduction	1.73	%(5)	1.79	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.49	%(6)
Net investment income	3.55%		3.55	%(6)
Portfolio Turnover	17%		17	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business December 16, 2005 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Not annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.730		$9.690	$9.570		$9.440		$9.680
Income (loss) from operations
Net investment income	$0.409		$0.411	$0.435		$0.460		$0.464
Net realized and unrealized gain (loss)	(0.060)		0.043	0.131		0.132		(0.228)
Total income from operations	$0.349		$0.454	$0.566		$0.592		$0.236
Less distributions
From net investment income	$(0.409)		$(0.414)	$(0.446)		$(0.462)		$(0.476)
Total distributions	$(0.409)		$(0.414)	$(0.446)		$(0.462)		$(0.476)
Net asset value — End of year	$9.670		$9.730	$9.690		$9.570		$9.440
Total Return(2)	3.58%		4.79%	6.02%		6.33%		2.42%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$39,032		$27,021	$22,044		$19,700		$8,709
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.70	%(3)	0.73%	0.75	%(4)	0.75	%(4)	0.73	%(4)
Interest and fee expense(5)	0.08%		0.09%	—		—		—
Total expenses before custodian fee reduction	0.78	%(3)	0.82%	0.75	%(4)	0.75	%(4)	0.73	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.65	%(3)	0.69%	0.74	%(4)	0.75	%(4)	0.71	%(4)
Net investment income	4.15%		4.25%	4.50%		4.78%		4.78%
Portfolio Turnover of the Portfolio	—		—	3	%(6)	6	%(6)	21	%(6)
Portfolio Turnover of the Fund	12%		25%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class B
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.590		$10.550	$10.420		$10.280		$10.540
Income (loss) from operations
Net investment income	$0.367		$0.370	$0.398		$0.421		$0.427
Net realized and unrealized gain (loss)	(0.072)		0.041	0.138		0.143		(0.244)
Total income from operations	$0.295		$0.411	$0.536		$0.564		$0.183
Less distributions
From net investment income	$(0.365)		$(0.371)	$(0.406)		$(0.424)		$(0.443)
Total distributions	$(0.365)		$(0.371)	$(0.406)		$(0.424)		$(0.443)
Net asset value — End of year	$10.520		$10.590	$10.550		$10.420		$10.280
Total Return(2)	2.77%		3.98%	5.41	%(3)	5.53%		1.70%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,502		$6,567	$8,334		$10,579		$28,242
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(4)	1.48%	1.50	%(5)	1.50	%(5)	1.48	%(5)
Interest and fee expense(6)	0.08%		0.09%	—		—		—
Total expenses before custodian fee reduction	1.53	%(4)	1.57%	1.50	%(5)	1.50	%(5)	1.48	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)	1.44%	1.49	%(5)	1.50	%(5)	1.46	%(5)
Net investment income	3.42%		3.52%	3.78%		4.00%		4.04%
Portfolio Turnover of the Portfolio	—		—	3	%(7)	6	%(7)	21	%(7)
Portfolio Turnover of the Fund	12%		25%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.530		$10.660	$10.610		$10.540		$10.750
Income (loss) from operations
Net investment income	$0.437		$0.442	$0.461		$0.488		$0.494
Net realized and unrealized gain (loss)	0.000	(2)	(0.134)	0.057		0.070		(0.195)
Total income from operations	$0.437		$0.308	$0.518		$0.558		$0.299
Less distributions
From net investment income	$(0.437)		$(0.438)	$(0.468)		$(0.488)		$(0.509)
Total distributions	$(0.437)		$(0.438)	$(0.468)		$(0.488)		$(0.509)
Net asset value — End of year	$10.530		$10.530	$10.660		$10.610		$10.540
Total Return(3)	4.17%		2.95%	4.96%		5.34%		2.76%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$115,076		$104,089	$102,378		$96,559		$25,210
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.77%	0.78	%(5)	0.79	%(5)	0.77	%(5)
Interest and fee expense(6)	0.27%		0.17%	0.10	%(5)	—		—
Total expenses before custodian fee reduction	1.05	%(4)	0.94%	0.88	%(5)	0.79	%(5)	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.76%	0.77	%(5)	0.79	%(5)	0.77	%(5)
Net investment income	4.10%		4.19%	4.31%		4.58%		4.55%
Portfolio Turnover of the Portfolio	—		—	2	%(7)	15	%(7)	19	%(7)
Portfolio Turnover of the Fund	16%		26%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class B
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.480		$10.610	$10.560		$10.490		$10.700
Income (loss) from operations
Net investment income	$0.356		$0.362	$0.380		$0.404		$0.411
Net realized and unrealized gain (loss)	(0.001)		(0.136)	0.056		0.071		(0.194)
Total income from operations	$0.355		$0.226	$0.436		$0.475		$0.217
Less distributions
From net investment income	$(0.355)		$(0.356)	$(0.386)		$(0.405)		$(0.427)
Total distributions	$(0.355)		$(0.356)	$(0.386)		$(0.405)		$(0.427)
Net asset value — End of year	$10.480		$10.480	$10.610		$10.560		$10.490
Total Return(2)	3.39%		2.17%	4.36	%(3)	4.55%		1.99%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$18,238		$24,179	$30,791		$36,518		$122,822
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.52%	1.53	%(5)	1.54	%(5)	1.52	%(5)
Interest and fee expense(6)	0.27%		0.17%	0.10	%(5)	—		—
Total expenses before custodian fee reduction	1.80	%(4)	1.69%	1.63	%(5)	1.54	%(5)	1.52	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.51%	1.52	%(5)	1.54	%(5)	1.52	%(5)
Net investment income	3.35%		3.44%	3.57%		3.77%		3.82%
Portfolio Turnover of the Portfolio	—		—	2	%(7)	15	%(7)	19	%(7)
Portfolio Turnover of the Fund	16%		26%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class C
	Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of year	$10.480		$10.550
Income (loss) from operations
Net investment income	$0.355		$0.152
Net realized and unrealized gain (loss)	0.000	(3)	(0.054)
Total income from operations	$0.355		$0.098
Less distributions
From net investment income	$(0.355)		$(0.168)
Total distributions	$(0.355)		$(0.168)
Net asset value — End of year	$10.480		$10.480
Total Return(4)	3.39%		0.90	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,433		$207
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(5)	1.53	%(6)
Interest and fee expense(7)	0.27%		0.17	%(6)
Total expenses before custodian fee reduction	1.80	%(5)	1.70	%(6)
Expenses after custodian fee reduction	1.51	%(5)	1.51	%(6)
Net investment income	3.35%		3.07	%(6)
Portfolio Turnover	16%		26	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on February 9, 2006 to July 31, 2006.

(3)  Less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense realted to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.510		$9.630	$9.480		$9.400		$9.590
Income (loss) from operations
Net investment income	$0.401		$0.419	$0.435		$0.456		$0.476
Net realized and unrealized gain (loss)	(0.028)		(0.131)	0.156		0.086		(0.190)
Total income from operations	$0.373		$0.288	$0.591		$0.542		$0.286
Less distributions
From net investment income	$(0.403)		$(0.408)	$(0.441)		$(0.462)		$(0.476)
Total distributions	$(0.403)		$(0.408)	$(0.441)		$(0.462)		$(0.476)
Net asset value — End of year	$9.480		$9.510	$9.630		$9.480		$9.400
Total Return(2)	3.92%		3.06%	6.34%		5.83%		2.96%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$64,786		$53,595	$53,522		$54,332		$4,079
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.79%	0.80	%(5)	0.81	%(5)	0.79	%(5)
Interest and fee expense(3)	0.24%		0.24%	0.16	%(5)	0.09	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	1.02	%(4)	1.03%	0.96	%(5)	0.90	%(5)	0.88	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.78%	0.79	%(5)	0.80	%(5)	0.78	%(5)
Net investment income	4.16%		4.39%	4.53%		4.81%		4.92%
Portfolio Turnover of the Portfolio	—		—	2	%(6)	15	%(6)	11	%(6)
Portfolio Turnover of the Fund	15%		32%	19%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expenses relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class C
	Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of year	$9.510		$9.480
Income (loss) from operations
Net investment income	$0.326		$0.080
Net realized and unrealized gain (loss)	(0.025)		0.033
Total income from operations	$0.301		$0.113
Less distributions
From net investment income	$(0.331)		$(0.083)
Total distributions	$(0.331)		$(0.083)
Net asset value — End of year	$9.480		$9.510
Total Return(3)	3.16%		1.20	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,028		$141
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.54	%(6)
Interest and fee expense(4)	0.24%		0.24	%(6)
Total expenses before custodian fee reduction	1.77	%(5)	1.78	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.53	%(6)
Net investment income	3.39%		3.39	%(6)
Portfolio Turnover	15%		32	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Interest and fee expenses relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.280		$9.320	$9.110		$9.090		$9.310
Income (loss) from operations
Net investment income	$0.403		$0.424	$0.422		$0.432		$0.449
Net realized and unrealized gain (loss)	0.007		(0.052)	0.206		0.029		(0.185)
Total income from operations	$0.410		$0.372	$0.628		$0.461		$0.264
Less distributions
From net investment income	$(0.410)		$(0.412)	$(0.418)		$(0.441)		$(0.484)
Total distributions	$(0.410)		$(0.412)	$(0.418)		$(0.441)		$(0.484)
Net asset value — End of year	$9.280		$9.280	$9.320		$9.110		$9.090
Total Return(2)	4.45%		4.08%	7.02%		5.12%		2.86%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$57,574		$34,677	$31,245		$29,369		$8,956
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.78	%(3)	0.77%	0.78	%(4)	0.79	%(4)	0.78	%(4)
Interest and fee expense(5)	0.20%		0.22%	0.15	%(4)	—		—
Total expenses before custodian fee reduction	0.98	%(3)	0.99%	0.93	%(4)	0.79	%(4)	0.78	%(4)
Expenses after custodian fee reduction	0.72	%(3)	0.74%	0.77	%(4)	0.79	%(4)	0.76	%(4)
Net investment income	4.30%		4.57%	4.55%		4.71%		4.83%
Portfolio Turnover of the Portfolio	—		—	6	%(6)	12	%(6)	15	%(6)
Portfolio Turnover of the Fund	4%		14%	9%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's shares of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class B
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.990		$10.020	$9.810		$9.790		$10.030
Income (loss) from operations
Net investment income	$0.363		$0.383	$0.380		$0.390		$0.411
Net realized and unrealized gain (loss)	0.003		(0.045)	0.205		0.029		(0.204)
Total income from operations	$0.366		$0.338	$0.585		$0.419		$0.207
Less distributions
From net investment income	$(0.366)		$(0.368)	$(0.375)		$(0.399)		$(0.447)
Total distributions	$(0.366)		$(0.368)	$(0.375)		$(0.399)		$(0.447)
Net asset value — End of year	$9.990		$9.990	$10.020		$9.810		$9.790
Total Return(2)	3.68%		3.44%	6.23	%(3)	4.33%		2.07%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$7,827		$9,941	$13,571		$15,212		$41,279
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(4)	1.52%	1.53	%(5)	1.54	%(5)	1.53	%(5)
Interest and fee expense(6)	0.20%		0.22%	0.15	%(5)	—		—
Total expenses before custodian fee reduction	1.73	%(4)	1.74%	1.68	%(5)	1.54	%(5)	1.53	%(5)
Expenses after custodian fee reduction	1.47	%(4)	1.49%	1.52	%(5)	1.54	%(5)	1.51	%(5)
Net investment income	3.60%		3.84%	3.81%		3.92%		4.11%
Portfolio Turnover of the Portfolio	—		—	6	%(7)	12	%(7)	15	%(7)
Portfolio Turnover of the Fund	4%		14%	9%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's shares of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class C
	Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of year	$9.990		$9.940
Income (loss) from operations
Net investment income	$0.357		$0.231
Net realized and unrealized gain	0.009		0.041	(3)
Total income from operations	$0.366		$0.272
Less distributions
From net investment income	$(0.366)		$(0.222)
Total distributions	$(0.366)		$(0.222)
Net asset value — End of year	$9.990		$9.990
Total Return(4)	3.68%		2.77	%(5)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,115		$986
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	0.20%		0.22	%(7)
Total expenses before custodian fee reduction	1.73	%(6)	1.74	%(7)
Expenses after custodian fee reduction	1.47	%(6)	1.49	%(7)
Net investment income	3.54%		3.78	%(7)
Portfolio Turnover	4%		14	%(9)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 21, 2005 to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Not annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(9)  For the Fund's fiscal year, from August 1, 2005, to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.420		$10.470	$10.130		$10.070		$10.320
Income (loss) from operations
Net investment income	$0.481		$0.462	$0.478		$0.508		$0.527
Net realized and unrealized gain (loss)	0.058		(0.055)	0.342		0.082		(0.248)
Total income from operations	$0.539		$0.407	$0.820		$0.590		$0.279
Less distributions
From net investment income	$(0.459)		$(0.457)	$(0.480)		$(0.530)		$(0.529)
Total distributions	$(0.459)		$(0.457)	$(0.480)		$(0.530)		$(0.529)
Net asset value — End of year	$10.500		$10.420	$10.470		$10.130		$10.070
Total Return(2)	5.18%		4.00%	8.24%		5.89%		2.67%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$264,281		$189,294	$175,624		$161,964		$31,548
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(3)	0.80%	0.81	%(4)	0.84	%(4)	0.82	%(4)
Interest and fee expense(5)	0.42%		0.39%	0.25	%(4)	0.13	%(4)	0.11	%(4)
Total expenses before custodian fee reduction	1.21	%(3)	1.19%	1.06	%(4)	0.97	%(4)	0.93	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(3)	0.78%	0.80	%(4)	0.83	%(4)	0.82	%(4)
Net investment income	4.51%		4.45%	4.61%		4.99%		5.07%
Portfolio Turnover of the Portfolio	—		—	0	%(6)	12	%(6)	13	%(6)
Portfolio Turnover of the Fund	37%		27%	26%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class B
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.880		$10.930	$10.570		$10.510		$10.780
Income (loss) from operations
Net investment income	$0.428		$0.402	$0.419		$0.445		$0.470
Net realized and unrealized gain (loss)	0.039		(0.056)	0.361		0.086		(0.271)
Total income from operations	$0.467		$0.346	$0.780		$0.531		$0.199
Less distributions
From net investment income	$(0.397)		$(0.396)	$(0.420)		$(0.471)		$(0.469)
Total distributions	$(0.397)		$(0.396)	$(0.420)		$(0.471)		$(0.469)
Net asset value — End of year	$10.950		$10.880	$10.930		$10.570		$10.510
Total Return(2)	4.28%		3.25%	7.68	%(3)	5.07%		1.80%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$47,894		$60,011	$72,228		$78,427		$228,575
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.55%	1.56	%(5)	1.59	%(5)	1.57	%(5)
Interest and fee expense(6)	0.42%		0.39%	0.25	%(5)	0.13	%(5)	0.11	%(5)
Total expenses before custodian fee reduction	1.96	%(4)	1.94%	1.81	%(5)	1.72	%(5)	1.68	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.53%	1.55	%(5)	1.58	%(5)	1.57	%(5)
Net investment income	3.84%		3.71%	3.87%		4.12%		4.33%
Portfolio Turnover of the Portfolio	—		—	0	%(7)	12	%(7)	13	%(7)
Portfolio Turnover of the Fund	37%		27%	26%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class C
	Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of year	$10.870		$10.740
Income (loss) from operations
Net investment income	$0.402		$0.233
Net realized and unrealized gain	0.075		0.148	(3)
Total income from operations	$0.477		$0.381
Less distributions
From net investment income	$(0.397)		$(0.251)
Total distributions	$(0.397)		$(0.251)
Net asset value — End of year	$10.950		$10.870
Total Return(4)	4.38%		3.56	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22,479		$3,659
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(5)	1.55	%(6)
Interest and fee expense(7)	0.42%		0.39	%(6)
Total expenses before custodian fee reduction	1.96	%(5)	1.94	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.53	%(6)
Net investment income	3.61%		3.45	%(6)
Portfolio Turnover	37%		27	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on December 14, 2005, to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transaction (See Note 1B).

(8)  For the Fund's fiscal year, August 1, 2005, to July 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.930		$9.920	$9.730		$9.680		$9.870
Income (loss) from operations
Net investment income	$0.434		$0.458	$0.490		$0.513		$0.525
Net realized and unrealized gain (loss)	0.042		0.010	0.191		0.053		(0.171)
Total income from operations	$0.476		$0.468	$0.681		$0.566		$0.354
Less distributions
From net investment income	$(0.436)		$(0.458)	$(0.491)		$(0.516)		$(0.544)
Total distributions	$(0.436)		$(0.458)	$(0.491)		$(0.516)		$(0.544)
Net asset value — End of year	$9.970		$9.930	$9.920		$9.730		$9.680
Total Return(2)	4.81%		4.84%	7.14%		5.91%		3.60%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$238,254		$187,902	$166,734		$156,465		$17,109
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.80	%(3)	0.82%	0.85	%(4)	0.85	%(4)	0.83	%(4)
Interest and fee expense(5)	0.54%		0.38%	0.17	%(4)	0.12	%(4)	—
Total expenses before custodian fee reduction	1.34	%(3)	1.20%	1.02	%(4)	0.97	%(4)	0.83	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(3)	0.80%	0.84	%(4)	0.84	%(4)	0.83	%(4)
Net investment income	4.29%		4.63%	4.97%		5.27%		5.29%
Portfolio Turnover of the Portfolio	—		—	1	%(6)	12	%(6)	23	%(6)
Portfolio Turnover of the Fund	27%		31%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.270		$10.260	$10.060		$10.010		$10.210
Income (loss) from operations
Net investment income	$0.372		$0.398	$0.431		$0.458		$0.469
Net realized and unrealized gain (loss)	0.040		0.009	0.200		0.049		(0.182)
Total income from operations	$0.412		$0.407	$0.631		$0.507		$0.287
Less distributions
From net investment income	$(0.372)		$(0.397)	$(0.431)		$(0.457)		$(0.487)
Total distributions	$(0.372)		$(0.397)	$(0.431)		$(0.457)		$(0.487)
Net asset value — End of year	$10.310		$10.270	$10.260		$10.060		$10.010
Total Return(2)	4.02%		4.05%	6.58	%(3)	5.10%		2.81%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$36,425		$42,291	$47,747		$51,972		$204,087
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)	1.57%	1.60	%(5)	1.60	%(5)	1.58	%(5)
Interest and fee expense(6)	0.54%		0.38%	0.17	%(5)	0.12	%(5)	—
Total expenses before custodian fee reduction	2.09	%(4)	1.95%	1.77	%(5)	1.72	%(5)	1.58	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.55%	1.59	%(5)	1.59	%(5)	1.58	%(5)
Net investment income	3.56%		3.89%	4.22%		4.48%		4.57%
Portfolio Turnover of the Portfolio	—		—	1	%(7)	12	%(7)	23	%(7)
Portfolio Turnover of the Fund	27%		31%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class C
	Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of year	$10.280		$10.250
Income (loss) from operations
Net investment income	$0.368		$0.203
Net realized and unrealized gain	0.045		0.044
Total income from operations	$0.413		$0.247
Less distributions
From net investment income	$(0.373)		$(0.217)
Total distributions	$(0.373)		$(0.217)
Net asset value — End of year	$10.320		$10.280
Total Return(3)	4.02%		2.38	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$20,528		$3,026
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)	1.57	%(5)
Interest and fee expense(6)	0.54%		0.38	%(5)
Total expenses before custodian fee reduction	2.09	%(4)	1.95	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.55	%(5)
Net investment income	3.52%		3.60	%(5)
Portfolio Turnover	27%		31	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on January 12, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Colorado Fund and the Michigan Fund offer two classes of shares. The Arizona Fund, the Connecticut Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania Fund each offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Michigan Fund previously offered Class B shares. Such offering was discontinued during the year ended July 31, 2007. At the close of business on July 13, 2007, the Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds, and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund sells a fixed rate bond to a broker for cash. At the same time the Fund buys a residual interest in the assets and cash flows of a special purpose vehicle (which is generally organized as a trust) (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund, (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Securing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds'

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At July 31, 2007, the Funds' Floating Rate Notes were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Arizona Fund	$4,060,000	3.62 – 7.93%	$6,494,997
Colorado Fund	800,000	3.63	1,302,780
Connecticut Fund	11,020,000	3.62 – 7.93	17,639,330
Michigan Fund	3,000,000	3.66 – 7.93	4,144,085
Minnesota Fund	2,900,000	3.62 – 3.66	5,495,003
New Jersey Fund	29,250,000	3.62 – 4.01	48,335,952
Pennsylvania Fund	40,695,000	3.62 – 6.16	63,049,266

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS Statement No. 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

At July 31, 2007, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expiration Date
Arizona Fund	$522,797	7/31/2009

	536,449	7/31/2010

	353,624	7/31/2012

	691,155	7/31/2013

	736,704	7/31/2014

Colorado Fund	284,426	7/31/2013

Connecticut Fund	374,997	7/31/2013

Minnesota Fund	56,582	7/31/2010

	382,839	7/31/2012

	504,289	7/31/2013

Pennsylvania Fund	5,831,137	7/31/2011

	1,108,751	7/31/2012

	3,349,896	7/31/2013

The Minnesota Fund had net losses of $298,217 attributable to investment transactions incurred after October 31, 2006. These capital losses are treated as arising on the first day of the Fund's taxable year ending July 31, 2008.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

(margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I    Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with SSBT. All credit balances, if any, are used to reduce the Funds' custodian fees and are reported as a reduction of expenses in the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

P  Statements of Cash Flows — The cash amount shown in the Statements of Cash Flows is the amount included in a Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at July 31, 2007.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended July 31, 2007 and July 31, 2006 was as follows:

Year Ended 7/31/07	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Distributions declared from:
Tax-exempt income	$3,937,739	$1,582,680	$5,302,645	$2,667,512	$2,409,012	$12,484,531	$11,154,027
Ordinary income	$—	$15,994	$44,499	$681	$—	$—	$68,298
Year Ended 7/31/06	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Distributions declared from:
Tax-exempt income	$3,338,182	$1,280,198	$5,096,972	$2,496,756	$1,858,471	$10,234,741	$9,710,053
Ordinary income	$—	$15	$227	$33,744	$—	$87,765	$3,394

During the year ended July 31, 2007, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Increase (decrease):
Paid in capital	$—	$(2)	$—	$—	$—	$—	$(68,297)
Accumulated net realized gain/(loss) on investments	$97,896	$(14,304)	$(9,434)	$19,360	$6,241	$51,135	$100,588
Accumulated undistributed income	$(97,896)	$14,306	$9,434	$(19,360)	$(6,241)	$(51,135)	$(32,291)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Undistributed tax-exempt income	$111,623	$89,049	$32,402	$145,833	$52,266	$1,279,983	$—
Undistributed long term capital gains	$—	$—	$—	$321,398	$—	$512,153	$—
Capital loss carryforward	$(2,840,729)	$(284,426)	$(374,997)	$—	$(943,710)	$—	$(10,289,784)
Unrealized gain	$4,571,147	$723,284	$5,092,123	$3,089,043	$2,107,404	$12,500,450	$11,851,413
Post-October Losses	—	—	—	—	(298,217)	—	—
Other temporary differences	$(122,787)	$160,811	$(58,722)	$81,506	$(76,887)	$656,730	$(384,033)

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

  3  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Arizona Fund
	Year Ended July 31,
Class A	2007	2006
Sales	2,923,010	1,824,028
Issued to shareholders electing to receive payments of distributions in Fund shares	204,285	186,237
Redemptions	(1,367,999)	(737,415)
Exchange from Class B shares	196,704	146,464
Net increase	1,956,000	1,419,314
	Arizona Fund
	Year Ended July 31,
Class B	2007	2006
Sales	39,527	45,229
Issued to shareholders electing to receive payments of distributions in Fund shares	16,073	32,222
Redemptions	(261,737)	(305,343)
Exchange to Class A shares	(176,855)	(131,733)
Net decrease	(382,992)	(359,625)
	Arizona Fund
	Year Ended July 31,
Class C	2007	2006(1)
Sales	585,617	91,759
Issued to shareholders electing to receive payments of distributions in Fund shares	7,880	222
Redemptions	(54,790)	(63)
Net increase	538,707	91,918

	Colorado Fund
	Year Ended July 31,
Class A	2007	2006
Sales	1,636,497	607,604
Issued to shareholders electing to receive payments of distributions in Fund shares	91,228	71,828
Redemptions	(550,374)	(298,184)
Exchange to Class B shares	82,756	121,586
Net increase	1,260,107	502,834
	Colorado Fund
	Year Ended July 31,
Class B	2007	2006
Sales	18,651	28,745
Issued to shareholders electing to receive payments of distributions in Fund shares	11,564	14,963
Redemptions	(51,444)	(101,600)
Exchange to Class A shares	(75,999)	(111,997)
Net decrease	(97,228)	(169,889)
	Connecticut Fund
	Year Ended July 31,
Class A	2007	2006
Sales	1,576,334	1,244,515
Issued to shareholders electing to receive payments of distributions in Fund shares	240,453	210,989
Redemptions	(1,141,980)	(1,384,315)
Exchange from Class B shares	373,068	209,680
Net increase	1,047,875	280,869
	Connecticut Fund
	Year Ended July 31,
Class B	2007	2006
Sales	83,472	74,206
Issued to shareholders electing to receive payments of distributions in Fund shares	36,668	48,072
Redemptions	(311,520)	(507,079)
Exchange to Class A shares	(374,746)	(210,684)
Net decrease	(566,126)	(595,485)

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

	Connecticut Fund
	Year Ended July 31,
Class C	2007	2006(2)
Sales	310,098	19,724
Issued to shareholders electing to receive payments of distributions in Fund shares	2,080	44
Redemptions	(4,489)	—
Net increase	307,689	19,768
	Michigan Fund
	Year Ended July 31,
Class A	2007	2006
Sales	1,268,726	706,344
Issued to shareholders electing to receive payments of distributions in Fund shares	140,815	137,698
Redemptions	(786,352)	(882,363)
Exchange from Class B shares	96,280	114,114
Merged from Class B shares	482,160	—
Net increase	1,201,629	75,793
	Michigan Fund
	Year Ended July 31,
Class B	2007(3)	2006(4)
Sales	22,262	55,987
Issued to shareholders electing to receive payments of distributions in Fund shares	9,338	13,492
Redemptions	(154,580)	(138,374)
Exchange to Class A shares	(96,024)	(111,566)
Merged to Class A shares	(479,222)	—
Net decrease	(698,226)	(180,461)
	Michigan Fund
	Year Ended July 31,
Class C	2007	2006(5)
Sales	323,436	14,781
Issued to shareholders electing to receive payments of distributions in Fund shares	4,232	69
Redemptions	(23,153)	—
Net increase	304,515	14,850

	Minnesota Fund
	Year Ended July 31,
Class A	2007	2006
Sales	3,124,829	841,641
Issued to shareholders electing to receive payments of distributions in Fund shares	139,773	106,317
Redemptions	(927,291)	(660,758)
Exchange from Class B shares	131,232	93,422
Net increase	2,468,543	380,622
	Minnesota Fund
	Year Ended July 31,
Class B	2007	2006
Sales	30,312	78,340
Issued to shareholders electing to receive payments of distributions in Fund shares	18,764	27,346
Redemptions	(138,629)	(377,814)
Exchange to Class A shares	(121,889)	(86,757)
Net decrease	(211,442)	(358,885)
	Minnesota Fund
	Year Ended July 31,
Class C	2007	2006(6)
Sales	320,833	97,798
Issued to shareholders electing to receive payments of distributions in Fund shares	5,857	903
Redemptions	(13,686)	—
Net increase	313,004	98,701
	New Jersey Fund
	Year Ended July 31,
Class A	2007	2006
Sales	8,194,573	2,282,631
Issued to shareholders electing to receive payments of distributions in Fund shares	584,684	475,462
Redemptions	(2,673,411)	(2,209,251)
Exchange from Class B shares	909,614	837,478
Net increase	7,015,460	1,386,320

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

	New Jersey Fund
	Year Ended July 31,
Class B	2007	2006
Sales	321,212	427,621
Issued to shareholders electing to receive payments of distributions in Fund shares	101,149	128,716
Redemptions	(696,185)	(847,745)
Exchange to Class A shares	(871,020)	(802,148)
Net decrease	(1,144,844)	(1,093,556)
	New Jersey Fund
	Year Ended July 31,
Class C	2007	2006(7)
Sales	1,876,221	335,323
Issued to shareholders electing to receive payments of distributions in Fund shares	21,780	1,329
Redemptions	(182,171)	—
Net increase	1,715,830	336,652
	Pennsylvania Fund
	Year Ended July 31,
Class A	2007	2006
Sales	6,997,514	3,298,030
Issued to shareholders electing to receive payments of distributions in Fund shares	562,008	461,523
Redemptions	(3,039,727)	(2,098,587)
Exchange from Class B shares	468,264	439,367
Net increase	4,988,059	2,100,333
	Pennsylvania Fund
	Year Ended July 31,
Class B	2007	2006
Sales	301,496	358,218
Issued to shareholders electing to receive payments of distributions in Fund shares	74,042	88,422
Redemptions	(505,964)	(561,429)
Exchange to Class A shares	(452,751)	(424,644)
Net decrease	(583,177)	(539,433)

	Pennsylvania Fund
	Year Ended July 31,
Class C	2007	2006(8)
Sales	1,822,557	292,575
Issued to shareholders electing to receive payments of distributions in Fund shares	24,071	2,199
Redemptions	(151,781)	(323)
Net increase	1,694,847	294,451

(1) Class C shares of the Arizona Fund commenced operations on December 16, 2005.

(2) Class C shares of the Connecticut Fund commenced operations on February 9, 2006.

(3) Offering of Class B shares was discontinued during the year ended July 31, 2007 (see Note 1).

(4) Transactions reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(5) Class C shares of the Michigan Fund commenced operations on May 2, 2006.

(6) Class C shares of the Minnesota Fund commenced operations on December 21, 2005.

(7) Class C shares of the New Jersey Fund commenced operations on December 14, 2005.

(8) Class C shares of the Pennsylvania Fund commenced operations on January 12, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the year ended July 31, 2007, each Fund paid or accrued investment advisory fees as follows:

Fund	Amount	Effective Rate*
Arizona Fund	$336,126	0.36%
Colorado Fund	91,512	0.23%
Connecticut Fund	511,717	0.38%
Michigan Fund	200,747	0.31%
Minnesota Fund	167,603	0.29%
New Jersey Fund	1,295,886	0.43%
Pennsylvania Fund	1,129,823	0.42%

*  As a percentage of average daily net assets.

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Pursuant to a voluntary expense reimbursement, the investment adviser was allocated certain Funds' operating expenses for the year ended July 31, 2007 that amounted to $4,350, $1,846, $5,186, $2,681, $3,098, $5,603, and $6,021 for the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended July 31, 2007, EVM received $1,908, $998, $4,407, $2,386, $1,894, $8,130, and $8,922 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $20,028, $10,477, $11,746, $9,144, $12,039, $43,288, and $58,103 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C Shares (see Note 5).

Trustees of the Funds who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution and Service Plans

Class A of each Fund has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 of the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the year ended July 31, 2007, amounted to $160,350, $67,284, $222,909, $115,852, $91,640, $468,889, and $437,621, for Class A shares of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund also have in effect distribution plans for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. The plan in effect for Class B shares of the Michigan Fund was terminated by the Trustees effective July 13, 2007. In addition, the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund each has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% of each respective class, over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $82,558, $45,947, $160,792, $68,026, $412,804, and $298,907, respectively, for Class B shares, to or payable to EVD for the year ended July 31, 2007, representing 0.75% of the average daily net assets for Class B. The Michigan Fund paid $9,700 to EVD for the year ended July 31, 2007, representing 0.18% (annualized) of the average daily net assets for Class B. The Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund paid or accrued $24,924, $14,580, $12,225, $17,246, $99,327 and $87,482, respectively, for Class C shares, to or payable to EVD for the period ended July 31, 2007, representing 0.75% of the average daily net assets for Class C shares. At July 31, 2007, the amount of Uncovered Distribution Charges of EVD

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

calculated under the Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $890,000, $914,000, $1,101,000, $687,000, $97,000 and $1,484,000, respectively, for Class B shares, and the amounts of Uncovered Distribution Charges of EVD calculated under the Plans, for the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund were approximately $425,000, $208,000, $198,000, $205,000, $1,471,000, and $1,205,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributed to Class B and C, if applicable, for each fiscal year. Service fees paid or accrued for the year ended July 31, 2007, amounted to $22,015, $12,253, $42,878, $10,754, $18,140, $110,080 and $79,709 for the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for Class B shares. Service fees paid or accrued for the year ended July 31, 2007, amounted to $6,651, $3,888, $3,260, $4,599, $26,484, and $23,329 for the Arizona Fund, Conneticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for Class C shares.

  6   Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. The Funds were informed that EVD received approximately $10,000, $0, $8,000, $1,300, $0, $0 and $23,000 of CDSC paid by Class A shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2007. EVD received approximately $35,000, $12,000, $22,000, $9,000, $67,000 and $73,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2007. EVD also received approximately $16,350 of CDSC paid by Class B shareholders of which $12,600 was paid directly to the Michigan Fund for days when no uncovered distributions charges existed. EVD received approximately $2,000, $500, $2,000, $500, $5,000 and $5,000 of CDSC paid by Class C shareholders of the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2007.

  7  Purchases and Sales of Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2007 were as follows:

Arizona Fund
Purchases	$31,946,253
Sales	16,316,333
Colorado Fund
Purchases	$16,409,522
Sales	4,884,967
Connecticut Fund
Purchases	$32,211,664
Sales	22,356,376

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Michigan Fund
Purchases	$15,422,394
Sales	9,974,158
Minnesota Fund
Purchases	$26,141,491
Sales	2,560,888
New Jersey Fund
Purchases	$208,687,722
Sales	121,597,494
Pennsylvania Fund
Purchases	$151,041,377
Sales	82,084,979

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, are as follows:

Arizona Fund
Aggregate cost	$99,079,430
Gross unrealized appreciation	$5,004,596
Gross unrealized depreciation	(516,391)
Net unrealized appreciation	$4,488,205
Colorado Fund
Aggregate cost	$43,316,394
Gross unrealized appreciation	$1,477,599
Gross unrealized depreciation	(522,121)
Net unrealized appreciation	$955,478
Connecticut Fund
Aggregate cost	$129,266,645
Gross unrealized appreciation	$5,819,719
Gross unrealized depreciation	(544,981)
Net unrealized appreciation	$5,274,738

Michigan Fund
Aggregate cost	$63,208,054
Gross unrealized appreciation	$3,790,561
Gross unrealized depreciation	(501,988)
Net unrealized appreciation	$3,288,573
Minnesota Fund
Aggregate cost	$66,493,785
Gross unrealized appreciation	$2,722,108
Gross unrealized depreciation	(656,706)
Net unrealized appreciation	$2,065,402
New Jersey Fund
Aggregate cost	$328,481,707
Gross unrealized appreciation	$17,490,428
Gross unrealized depreciation	(3,422,236)
Net unrealized appreciation	$14,068,192
Pennsylvania Fund
Aggregate cost	$282,812,498
Gross unrealized appreciation	$14,187,139
Gross unrealized depreciation	(2,721,845)
Net unrealized appreciation	$11,465,294

  9  Line of Credit

For the year ended July 31, 2007, the Funds participated with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit was allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2007, the Arizona Fund and Pennsylvania Fund had a balance outstanding pursuant to this line of credit of $200,000 and $300,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the daily unused portion of the line of credit was reduced to 0.07%.

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

  10  Overdraft Advance

Pursuant to the custodian agreement between the Funds and SSBT, SSBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on each Fund's assets to the extent of any overdraft. At July 31, 2007, the Colorado Fund and Pennsylvania Fund had a payment due to SSBT pursuant to the foregoing arrangement of $38,051 and $68,604, respectively.

  11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
Arizona	09/07	20 U.S. Treasury Bond	Short	$(2,182,005)	$(2,201,250)	$(19,245)
Colorado	09/07	77 U.S. Treasury Bond	Short	$(8,253,152)	$(8,474,814)	$(221,662)
Connecticut	09/07 09/07	61 U.S. Treasury Bond 28 U.S. Treasury Note	Short Short	$(6,577,131) $(3,000,497)	$(6,713,813) $(3,007,813)	$(136,682) $(7,316)
Michigan	09/07 09/07	15 U.S. Treasury Note 48 U.S. Treasury Bond	Short Short	$(1,607,409) $(5,105,332)	$(1,611,328) $(5,283,000)	$(3,919) $(177,668)

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
Minnesota	09/07	9 U.S. Treasury Bond	Short	$(981,903)	$(990,563)	$(8,660)
New Jersey	09/07	625 U.S. Treasury Bond	Short	$(67,676,250)	$(68,789,063)	$(1,112,813)

Interest Rate Swaps

Arizona Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$2,300,000	3.925%	USD- BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$67,523
Lehman Brothers Special Financing, Inc.	$3,500,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(124,510)
Morgan Stanley Capital Services, Inc.,	$3,500,000	3.93%	USD- BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$159,174
					$102,187

Colorado Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$675,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(10,532)
					$(10,532)

Connecticut Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$2,475,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(38,617)
					$(38,617)

Michigan Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(17,943)
					$(17,943)

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Minnesota Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$600,000	3.925%	USD- BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$17,615
Lehman Brothers Special Financing, Inc.	$1,500,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(53,362)
Morgan Stanley Capital Services, Inc.,	$1,900,000	3.93%	USD- BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$86,409
					$50,662

New Jersey Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$7,000,000	3.925%	USD- BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$205,503
Lehman Brothers Special Financing, Inc.	$13,225,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(470,469)
Merrill Lynch Capital Services, Inc.	$12,175,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(189,963)
					$(454,929)

Pennsylvania Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$6,400,000	3.925%	USD- BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$187,888
Lehman Brothers Special Financing, Inc.	$7,300,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(259,692)
Lehman Brothers Special Financing, Inc.	$10,000,000	3.896%	USD- BMA Municipal Swap Index	October 23, 2007/ October 23, 2037	$528,134
Merrill Lynch Capital Services, Inc.	$4,500,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(70,212)
					$386,118

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2007, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds as of July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (individually, the "Fund", collectively, the "Funds") (certain of the series of Eaton Vance Municipals Trust) as of July 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statements of cash flows of Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund for the year then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at July 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust as of July 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the five years in the period then ended, and the cash flows of Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 14, 2007

Eaton Vance Municipals Funds as of July 31, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Arizona Municipals Fund	100.00%
Colorado Municipals Fund	99.01%
Connecticut Municipals Fund	99.17%
Michigan Municipals Fund	99.98%
Minnesota Municipals Fund	100.00%
New Jersey Municipals Fund	100.00%
Pennsylvania Municipals Fund	99.39%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Arizona Municipals Fund

•  Eaton Vance Colorado Municipals Fund

•  Eaton Vance Connecticut Municipals Fund

•  Eaton Vance Michigan Municipals Fund

•  Eaton Vance Minnesota Municipals Fund

•  Eaton Vance New Jersey Municipals Fund

•  Eaton Vance Pennsylvania Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust, (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	President of EVC, EVM, BMR, and EV and Director of EVD. Chief Investment Officer of EVC, EVM and BMR. Trustee and/or officer of 178 registered investment companies and 5 private investment companies managed in the Eaton Vance Fund Complex, Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV and EVD. Trustee and/or officer of 178 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	177	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Excecutive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly a Director of Loring Ward International (fund distributor) (2003-2007).	176	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	178	None

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); President and Contributing Editor, Worth Magazine (2004); Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	175	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President. Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President of the Trust since 1993 and Ms. Campbell served as Assistant Treasurer of the Trust since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained, without charge, by calling 1-800-225-6265.

Investment Adviser
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

313-9/07  7CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, and Eaton Vance Pennsylvania Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended July 31, 2006 and July 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Arizona Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$32,956	$27,300

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$40,186	$34,783

Eaton Vance Colorado Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$24,525	$24,180

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$31,755	$31,663

Eaton Vance Connecticut Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$39,136	$31,760

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$46,366	$39,243

Eaton Vance Michigan Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$29,615	$27,250

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$36,845	$34,733

Eaton Vance Minnesota Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$27,830	$24,780

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$35,060	$32,263

Eaton Vance New Jersey Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$53,151	$45,540

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$60,381	$53,023

Eaton Vance Pennsylvania Municipals Fund

Fiscal Years Ended	7/31/06	7/31/07

Audit Fees	$53,986	$45,540

Audit-Related Fees(1)	0	0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	0	0

Total	$61,216	$53,023

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/05	9/30/05	7/31/06	8/31/06	9/30/06	7/31/07

Audit Fees	$305,885	$329,730	$261,199	$301,930	$345,650	$226,350

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$118,440	$64,520	$50,610	$86,760	$65,070	$52,381

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$424,325	$394,250	$311,809	$388,690	$410,720	$278,731

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended July 31, 2006 and July 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/05	9/30/05	7/31/06	8/31/06	9/30/06	7/31/07

Registrant(1)	$118,440	$64,520	$50,610	$86,760	$65,070	$52,381

Eaton Vance (2)	$98,305	$223,443	$42,100	$42,100	$72,100	$46,730

(1) Includes all of the Series of the Trust.

(2) The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 14, 2007

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	September 14, 2007